Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

May 31, 2020

SEI-QTLY-0720
1.816014.115

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc.	193,163	$504,155
ATN International, Inc.	54,059	3,211,105
Bandwidth, Inc. (a)(b)	80,321	8,903,583
Cincinnati Bell, Inc. (a)	249,327	3,672,587
Cogent Communications Group, Inc.	205,133	15,696,777
Consolidated Communications Holdings, Inc. (b)	374,159	2,267,404
GCI Liberty, Inc. (a)	468,602	32,422,572
Globalstar, Inc. (a)(b)	3,208,461	954,838
IDT Corp. Class B (a)	105,714	670,227
Iridium Communications, Inc. (a)	480,379	11,048,717
Ooma, Inc. (a)	102,087	1,280,171
ORBCOMM, Inc. (a)	393,191	1,077,343
Otelco, Inc. (a)	200	1,546
PDVWireless, Inc. (a)	57,021	3,056,326
Vonage Holdings Corp. (a)	1,123,824	10,822,425
		95,589,776
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	262,501	1,346,630
Ballantyne of Omaha, Inc. (a)	46,879	77,819
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	544	4,026
Cinedigm Corp. (a)	23,291	19,797
Cinemark Holdings, Inc.	520,119	7,817,389
Gaia, Inc. Class A (a)(b)	70,283	550,316
Global Eagle Entertainment, Inc. (a)(b)	10,660	23,026
Glu Mobile, Inc. (a)	562,670	5,615,447
Lions Gate Entertainment Corp.:
Class A (a)(b)	332,720	2,651,778
Class B (a)	472,810	3,560,259
LiveXLive Media, Inc. (a)	155,419	444,498
Madison Square Garden Entertainment Corp. (a)	85,866	6,803,163
Marcus Corp.	125,809	1,695,905
NTN Communications, Inc. (a)	20,786	23,280
Reading International, Inc. Class A (a)	94,967	332,385
Roku, Inc. Class A (a)(b)	450,327	49,315,310
Rosetta Stone, Inc. (a)	125,782	2,337,030
Sciplay Corp. (A Shares)	117,043	1,640,943
The Madison Square Garden Co. (a)	82,736	14,117,244
World Wrestling Entertainment, Inc. Class A (b)	234,624	10,856,052
Zynga, Inc. (a)	4,646,447	42,514,990
		151,747,287
Interactive Media & Services - 1.3%
ANGI Homeservices, Inc. Class A (a)(b)	340,920	3,698,982
Autoweb, Inc. (a)(b)	46,143	44,759
CarGurus, Inc. Class A (a)	352,416	9,155,768
Cars.com, Inc. (a)(b)	336,546	2,076,489
DHI Group, Inc. (a)	262,377	700,547
Eventbrite, Inc. (a)(b)	178,297	1,536,920
EverQuote, Inc. Class A (a)(b)	51,941	2,800,659
IAC/InterActiveCorp (a)	356,633	96,422,864
Izea Worldwide, Inc. (a)(b)	172,383	105,119
Liberty TripAdvisor Holdings, Inc. (a)	366,346	870,072
Match Group, Inc. (a)(b)	265,284	23,620,887
MeetMe, Inc. (a)	326,507	2,017,813
Pinterest, Inc. Class A (a)	500,334	10,151,777
Professional Diversity Network, Inc. (a)(b)(c)	5,685	5,173
QuinStreet, Inc. (a)	239,460	2,428,124
Snap, Inc. Class A (a)	3,862,110	73,148,363
Travelzoo, Inc. (a)	31,997	195,822
TripAdvisor, Inc.	515,812	9,944,855
TrueCar, Inc. (a)(b)	492,274	1,329,140
Yelp, Inc. (a)	313,079	6,806,337
Zedge, Inc. (a)	22,584	25,068
Zillow Group, Inc.:
Class A (a)	170,195	9,864,502
Class C (a)(b)	659,837	38,263,948
		295,213,988
Media - 2.3%
A.H. Belo Corp. Class A	71,028	110,093
Altice U.S.A., Inc. Class A (a)	1,522,485	39,158,314
AMC Networks, Inc. Class A (a)(b)	216,289	6,114,490
Beasley Broadcast Group, Inc. Class A	15,847	37,874
Boston Omaha Corp. (a)(b)	59,646	973,423
Cable One, Inc.	24,347	45,940,111
Cardlytics, Inc. (a)	97,494	6,638,366
Cbdmd, Inc. (a)(b)	199,426	293,156
Central European Media Enterprises Ltd. Class A (a)	486,910	1,947,640
Clear Channel Outdoor Holdings, Inc. (a)	1,778,834	1,717,998
comScore, Inc. (a)(b)	245,403	923,942
Creative Realities, Inc. (a)(b)	27,236	68,635
Cumulus Media, Inc. (a)(b)	80,537	416,376
Daily Journal Corp. (a)(b)	4,533	1,269,693
E.W. Scripps Co. Class A	273,688	2,372,875
Emerald Expositions Events, Inc.	131,779	292,549
Emmis Communications Corp. Class A (a)	29,402	40,575
Entercom Communications Corp. Class A (b)	571,458	954,335
Entravision Communication Corp. Class A	291,837	437,756
Fluent, Inc. (a)	183,347	365,777
Gray Television, Inc. (a)	419,128	5,842,644
Harte-Hanks, Inc. (a)(b)	20,159	45,963
Hemisphere Media Group, Inc. (a)	92,913	910,547
iHeartMedia, Inc. (a)(b)	285,657	2,485,216
Insignia Systems, Inc. (a)	22,471	15,390
John Wiley & Sons, Inc. Class A	227,012	9,125,882
Lee Enterprises, Inc. (a)(b)	318,371	353,392
Liberty Broadband Corp.:
Class A (a)	104,340	14,053,555
Class C (a)	752,527	102,810,239
Liberty Global PLC:
Class A (a)	793,421	16,852,262
Class B (a)	300	6,543
Class C (a)	2,053,353	42,360,672
Liberty Latin America Ltd.:
Class A (a)	161,607	1,611,222
Class C (a)	628,468	6,033,293
Liberty Media Corp.:
rights 6/2/20 (a)	104,409	1,134,926
Liberty Braves Class A (a)	58,281	1,316,568
Liberty Braves Class C (a)	170,150	3,734,793
Liberty Formula One Group Series C (a)	987,677	34,223,008
Liberty Media Class A (a)	120,484	4,074,769
Liberty SiriusXM Series A (a)	367,014	13,396,011
Liberty SiriusXM Series C (a)	744,898	27,166,430
Loral Space & Communications Ltd.	63,646	1,198,454
Marchex, Inc. Class B (a)	161,827	250,832
MDC Partners, Inc. Class A (a)(b)	246,611	324,293
Mediaco Holding, Inc. (a)	3,719	14,058
Meredith Corp. (b)	196,165	2,930,705
MSG Network, Inc. Class A (a)(b)	236,073	2,922,584
National CineMedia, Inc. (b)	299,105	822,539
New Media Investment Group, Inc. (b)	592,584	776,285
Nexstar Broadcasting Group, Inc. Class A	226,298	18,852,886
Saga Communications, Inc. Class A	17,467	464,098
Salem Communications Corp. Class A	38,194	34,367
Scholastic Corp.	152,342	4,478,855
Sinclair Broadcast Group, Inc. Class A	325,029	6,074,792
Sirius XM Holdings, Inc. (b)	6,783,691	39,481,082
SPAR Group, Inc. (a)	143,038	98,668
Srax, Inc. (a)(b)	55,736	96,423
Srax, Inc. rights 12/31/20 (a)(c)	34,667	6,240
TechTarget, Inc. (a)	120,996	3,326,180
Tegna, Inc.	1,062,543	12,453,004
The New York Times Co. Class A (b)	696,371	27,318,634
Townsquare Media, Inc.	39,720	177,548
Tribune Publishing Co.	101,876	967,822
Urban One, Inc. Class D (non-vtg.) (a)	112,382	79,791
WideOpenWest, Inc. (a)	140,080	911,921
Xcel Brands, Inc. (a)(b)	41,881	33,773
		521,723,137
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(b)	225,047	3,083,144
Gogo, Inc. (a)(b)	264,954	551,104
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	231,400	12,173,954
Spok Holdings, Inc.	99,718	1,024,104
Telephone & Data Systems, Inc.	469,187	9,613,642
U.S. Cellular Corp. (a)	77,956	2,456,394
		29,963,899

TOTAL COMMUNICATION SERVICES		1,094,238,087

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.9%
Adient PLC (a)	431,036	7,331,922
American Axle & Manufacturing Holdings, Inc. (a)	551,039	3,917,887
Autoliv, Inc.	385,303	24,497,565
Cooper Tire & Rubber Co.	246,161	6,333,723
Cooper-Standard Holding, Inc. (a)	81,829	858,386
Dana, Inc.	707,489	8,942,661
Delphi Technologies PLC (a)	417,415	5,376,305
Dorman Products, Inc. (a)	143,416	10,027,647
Fox Factory Holding Corp. (a)(b)	189,659	13,676,310
Garrett Motion, Inc. (a)	374,012	1,933,642
Gentex Corp.	1,239,412	32,770,053
Gentherm, Inc. (a)	161,662	6,579,643
Horizon Global Corp. (a)(b)	120,070	194,513
LCI Industries	123,705	12,238,136
Lear Corp.	269,268	28,555,871
Modine Manufacturing Co. (a)	250,078	1,337,917
Motorcar Parts of America, Inc. (a)(b)	93,916	1,485,751
Shiloh Industries, Inc. (a)	59,119	70,352
Standard Motor Products, Inc.	99,564	4,236,448
Stoneridge, Inc. (a)	136,195	2,802,893
Strattec Security Corp.	16,077	207,393
Superior Industries International, Inc. (b)	124,446	160,535
Sypris Solutions, Inc. (a)	33,367	23,324
Tenneco, Inc. (a)(b)	280,096	1,893,449
The Goodyear Tire & Rubber Co.	1,132,213	8,616,141
Unique Fabricating, Inc. (a)	9,426	30,445
Veoneer, Inc. (a)(b)	490,993	5,292,905
Visteon Corp. (a)(b)	136,990	9,863,280
Workhorse Group, Inc. (a)(b)	271,518	673,365
XPEL, Inc. (a)(b)	81,889	1,222,603
		201,151,065
Automobiles - 2.7%
Arcimoto, Inc. (a)(b)	68,241	154,907
Tesla, Inc. (a)(b)	700,424	584,854,013
Thor Industries, Inc.	272,054	23,451,055
Winnebago Industries, Inc.	165,362	8,995,693
		617,455,668
Distributors - 0.3%
Core-Mark Holding Co., Inc.	224,965	6,294,521
Educational Development Corp.	32,392	267,558
Funko, Inc. (a)(b)	87,402	493,821
Pool Corp.	196,619	52,894,443
Weyco Group, Inc.	33,001	616,129
		60,566,472
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	267,473	8,949,647
American Public Education, Inc. (a)	81,554	2,563,242
Aspen Group, Inc. (a)	83,246	698,434
Bright Horizons Family Solutions, Inc. (a)	286,489	32,052,389
Career Education Corp. (a)	352,175	5,733,409
Carriage Services, Inc.	80,618	1,509,169
Chegg, Inc. (a)	565,388	34,533,899
Collectors Universe, Inc.	38,346	852,815
DropCar, Inc. (a)	326	0
Franchise Group, Inc. (b)	13,901	219,636
Frontdoor, Inc. (a)	418,104	19,086,448
Graham Holdings Co.	21,670	7,762,844
Grand Canyon Education, Inc. (a)	237,582	23,185,627
Houghton Mifflin Harcourt Co. (a)	514,416	787,056
HyreCar, Inc. (a)(b)	61,111	133,833
K12, Inc. (a)	191,468	4,713,942
Laureate Education, Inc. Class A (a)	537,202	5,226,975
Lincoln Educational Services Corp. (a)	82,611	322,183
OneSpaWorld Holdings Ltd. (b)	166,392	1,088,204
Regis Corp. (a)(b)	125,533	1,320,607
Select Interior Concepts, Inc. (a)	96,538	309,887
Service Corp. International	899,046	35,449,384
ServiceMaster Global Holdings, Inc. (a)	666,608	21,931,403
Strategic Education, Inc.	108,649	18,430,130
Universal Technical Institute, Inc. (a)	129,724	961,255
Weight Watchers International, Inc. (a)	228,288	5,456,083
Xpresspa Group, Inc. (a)(b)	4,614	3,830
Zovio, Inc. (a)	125,853	352,388
		233,634,719
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	1,226,790	31,761,593
Ark Restaurants Corp.	8,300	105,825
BBQ Holdings, Inc. (a)	20,922	62,348
BFC Financial Corp. Class A	322,999	578,168
Biglari Holdings, Inc. (a)	449	136,442
Biglari Holdings, Inc. (a)	4,931	300,199
BJ's Restaurants, Inc.	93,313	2,026,758
Bloomin' Brands, Inc.	433,151	4,942,253
Bluegreen Vacations Corp.	41,601	181,380
Boyd Gaming Corp.	394,272	8,429,535
Brinker International, Inc.	183,440	4,833,644
Caesars Entertainment Corp. (a)	2,739,745	31,205,696
Carrols Restaurant Group, Inc. (a)(b)	212,040	909,652
Century Casinos, Inc. (a)	135,738	742,487
Choice Hotels International, Inc. (b)	157,245	12,710,113
Churchill Downs, Inc.	174,969	23,213,137
Chuy's Holdings, Inc. (a)	82,945	1,326,291
Cracker Barrel Old Country Store, Inc.	118,058	12,647,554
Dave & Buster's Entertainment, Inc. (b)	152,911	2,016,896
Del Taco Restaurants, Inc. (a)(b)	178,255	1,087,356
Denny's Corp. (a)	283,468	3,074,210
Dine Brands Global, Inc. (b)	82,159	3,729,197
Dover Motorsports, Inc.	22,265	31,394
Drive Shack, Inc. (a)	295,229	525,508
Dunkin' Brands Group, Inc.	407,359	26,018,019
El Pollo Loco Holdings, Inc. (a)(b)	99,399	1,378,664
Eldorado Resorts, Inc. (a)(b)	322,574	11,438,474
Everi Holdings, Inc. (a)	418,510	2,598,947
Extended Stay America, Inc. unit	893,128	10,270,972
Fiesta Restaurant Group, Inc. (a)	117,958	970,794
Flanigans Enterprises, Inc. (a)	1,099	18,672
Full House Resorts, Inc. (a)	108,670	214,080
Golden Entertainment, Inc. (a)	97,885	1,193,708
Good Times Restaurants, Inc. (a)(b)	40,245	46,684
Hilton Grand Vacations, Inc. (a)	424,487	9,143,450
Hyatt Hotels Corp. Class A (b)	177,720	9,790,595
Inspired Entertainment, Inc. (a)(b)	65,633	176,553
J. Alexanders Holdings, Inc. (a)	68,394	289,991
Jack in the Box, Inc.	116,233	7,789,936
Kura Sushi U.S.A., Inc. Class A (a)(b)	15,421	224,992
Lindblad Expeditions Holdings (a)	140,773	1,105,068
Luby's, Inc. (a)	53,936	44,012
Marriott Vacations Worldwide Corp.	184,680	16,589,804
Monarch Casino & Resort, Inc. (a)	59,786	2,399,810
Nathan's Famous, Inc.	14,061	787,838
New Canterbury Park Holding Co.	400	4,400
Noodles & Co. (a)	149,847	878,103
Papa John's International, Inc.	107,781	8,395,062
Penn National Gaming, Inc. (a)	619,615	20,329,568
Planet Fitness, Inc. (a)	402,222	25,995,608
Playa Hotels & Resorts NV (a)(b)	281,535	734,806
PlayAGS, Inc. (a)	128,219	668,021
Potbelly Corp. (a)(b)	129,702	272,374
Rave Restaurant Group, Inc. (a)(b)	27,004	24,306
RCI Hospitality Holdings, Inc.	43,450	629,591
Red Lion Hotels Corp. (a)(b)	142,774	251,282
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	885,917
Red Rock Resorts, Inc.	349,565	4,823,997
Ruth's Hospitality Group, Inc.	138,050	1,119,586
Scientific Games Corp. Class A (a)(b)	266,114	4,185,973
SeaWorld Entertainment, Inc. (a)(b)	197,908	3,574,218
Shake Shack, Inc. Class A (a)(b)	152,671	8,480,874
Six Flags Entertainment Corp.	386,383	8,879,081
Target Hospitality Corp. (a)	161,509	384,391
Texas Roadhouse, Inc. Class A	320,871	16,637,161
The Cheesecake Factory, Inc. (b)	202,196	4,343,170
The ONE Group Hospitality, Inc. (a)(b)	9,510	17,451
Town Sports International Holdings, Inc. (a)(b)	117,611	97,617
Twin River Worldwide Holdings, Inc.	113,965	2,383,008
Vail Resorts, Inc.	198,434	39,355,415
Wendy's Co.	904,314	19,225,716
Wingstop, Inc.	144,858	17,665,433
Wyndham Destinations, Inc.	446,707	14,205,283
Wyndham Hotels & Resorts, Inc.	468,855	21,534,510
		475,050,621
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	44,549	285,114
Beazer Homes U.S.A., Inc. (a)	145,583	1,429,625
Cavco Industries, Inc. (a)	42,643	8,110,272
Century Communities, Inc. (a)	142,977	4,223,541
Comstock Holding Companies, Inc. (a)(b)	5,255	12,980
Dixie Group, Inc. (a)	52,063	54,146
Emerson Radio Corp. (a)(b)	23,944	17,599
Ethan Allen Interiors, Inc. (b)	125,271	1,415,562
Flexsteel Industries, Inc.	27,568	273,750
GoPro, Inc. Class A (a)(b)	639,884	3,013,854
Green Brick Partners, Inc. (a)	126,138	1,349,677
Hamilton Beach Brands Holding Co. Class A	31,310	299,011
Helen of Troy Ltd. (a)	124,030	22,563,538
Hooker Furniture Corp.	56,516	921,211
Hovnanian Enterprises, Inc. Class A (a)	22,827	373,221
Installed Building Products, Inc. (a)	104,422	6,712,246
iRobot Corp. (a)(b)	138,895	10,239,339
KB Home	422,663	13,981,692
Koss Corp. (a)	1,363	1,554
La-Z-Boy, Inc.	227,132	5,841,835
Legacy Housing Corp. (a)	19,089	248,348
LGI Homes, Inc. (a)(b)	109,362	9,122,978
Libbey, Inc. (a)(b)	110,300	87,766
Lifetime Brands, Inc.	49,035	279,009
Live Ventures, Inc. (a)(b)	13,437	144,716
Lovesac (a)(b)	51,473	942,471
M.D.C. Holdings, Inc.	249,331	8,474,761
M/I Homes, Inc. (a)	142,250	4,762,530
Meritage Homes Corp. (a)	177,752	12,353,764
Mohawk Group Holdings, Inc. (b)	11,556	59,860
New Home Co. LLC (a)	59,315	183,283
Nova LifeStyle, Inc. (a)(b)	18,912	23,640
Purple Innovation, Inc. (a)(b)	62,156	891,317
Skyline Champion Corp. (a)	245,327	6,093,923
Sonos, Inc. (a)	317,851	3,451,862
Taylor Morrison Home Corp. (a)	650,319	12,570,666
Tempur Sealy International, Inc. (a)	221,979	14,479,690
Toll Brothers, Inc.	593,906	19,189,103
TopBuild Corp. (a)	167,511	19,211,837
TRI Pointe Homes, Inc. (a)	682,163	9,768,574
Tupperware Brands Corp. (b)	237,842	768,230
Turtle Beach Corp. (a)(b)	65,068	688,419
Universal Electronics, Inc. (a)	68,453	3,096,814
VOXX International Corp. (a)	94,307	449,844
Vuzix Corp. (a)(b)	144,813	360,584
Zagg, Inc. (a)(b)	138,785	414,273
		209,238,029
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	115,954	2,567,222
Blue Apron Holdings, Inc. Class A (a)(b)	36,001	339,129
Chewy, Inc. (b)	263,251	11,698,874
Duluth Holdings, Inc. (a)(b)	67,388	305,942
Etsy, Inc. (a)	583,011	47,212,231
EVINE Live, Inc. (a)(b)	24,283	91,061
Groupon, Inc. (a)	2,194,905	2,798,504
GrubHub, Inc. (a)(b)	449,994	25,532,660
Lands' End, Inc. (a)(b)	79,744	500,792
Leaf Group Ltd. (a)(b)	70,824	193,350
Liberty Interactive Corp. QVC Group Series A (a)	1,905,957	15,695,556
Liquidity Services, Inc. (a)	133,758	763,758
Overstock.com, Inc. (a)(b)	161,190	2,961,060
PetMed Express, Inc. (b)	99,891	3,606,065
Quotient Technology, Inc. (a)	364,300	2,535,528
Remark Holdings, Inc. (a)(b)	177,689	469,099
Revolve Group, Inc. (b)	75,297	1,058,676
RumbleON, Inc. Class B (a)(b)	2,363	18,786
Shutterstock, Inc.	95,774	3,631,750
Stamps.com, Inc. (a)	79,838	15,819,900
Stitch Fix, Inc. (a)(b)	119,978	2,773,891
The RealReal, Inc. (b)	77,961	1,045,457
The Rubicon Project, Inc. (a)(b)	438,236	2,747,740
U.S. Auto Parts Network, Inc. (a)	83,787	583,995
Waitr Holdings, Inc. (a)	296,052	731,248
Wayfair LLC Class A (a)(b)	323,510	55,498,141
		201,180,415
Leisure Products - 0.5%
Acushnet Holdings Corp.	172,163	5,753,687
Brunswick Corp.	402,014	22,114,790
Callaway Golf Co.	464,657	7,118,545
Clarus Corp.	112,212	1,178,226
Escalade, Inc.	33,390	336,571
Genius Brands International, Inc. (a)(b)	109,471	224,416
JAKKS Pacific, Inc. (a)(b)	84,913	50,948
Johnson Outdoors, Inc. Class A	29,502	2,289,650
Malibu Boats, Inc. Class A (a)	103,294	4,868,246
Marine Products Corp.	37,881	426,161
Mattel, Inc. (a)(b)	1,704,671	15,700,020
MCBC Holdings, Inc. (a)	94,975	1,411,329
Nautilus, Inc. (a)(b)	150,346	918,614
Peloton Interactive, Inc. Class A (a)	197,242	8,321,640
Polaris, Inc.	282,562	24,678,965
Smith & Wesson Brands, Inc. (a)	272,924	3,225,962
Sturm, Ruger & Co., Inc.	83,504	5,205,639
Vista Outdoor, Inc. (a)	277,492	2,694,447
YETI Holdings, Inc. (a)(b)	325,393	10,445,115
		116,962,971
Multiline Retail - 0.2%
Big Lots, Inc.	192,816	7,471,620
Dillard's, Inc. Class A (b)	50,160	1,505,302
Macy's, Inc. (b)	1,501,677	9,550,666
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	268,841	24,585,509
		43,113,097
Specialty Retail - 1.8%
Aaron's, Inc. Class A	331,154	12,222,894
Abercrombie & Fitch Co. Class A (b)	304,270	3,535,617
America's Car Mart, Inc. (a)	31,068	2,472,081
American Eagle Outfitters, Inc.	781,582	7,159,291
Asbury Automotive Group, Inc. (a)	95,384	6,894,356
Ascena Retail Group, Inc. (a)(b)	41,561	69,407
At Home Group, Inc. (a)(b)	246,006	1,166,068
AutoNation, Inc. (a)	289,074	11,412,642
Barnes & Noble Education, Inc. (a)(b)	185,417	287,396
Bed Bath & Beyond, Inc. (b)	618,114	4,493,689
Big 5 Sporting Goods Corp. (b)	96,400	179,304
Blink Charging Co. (a)(b)	48,416	81,823
Boot Barn Holdings, Inc. (a)(b)	141,566	3,040,838
Build-A-Bear Workshop, Inc. (a)(b)	60,976	138,416
Burlington Stores, Inc. (a)	324,851	68,111,509
Caleres, Inc.	202,458	1,451,624
Camping World Holdings, Inc.	163,880	3,470,978
Carvana Co. Class A (a)(b)	272,062	25,296,325
Chico's FAS, Inc.	597,745	806,956
Citi Trends, Inc.	61,123	992,638
Conn's, Inc. (a)(b)	94,253	680,507
Destination XL Group, Inc. (a)	161,954	69,219
DGSE Companies, Inc. (a)	16,721	60,028
Dick's Sporting Goods, Inc.	311,965	11,249,458
DSW, Inc. Class A (b)	275,013	1,685,830
Express, Inc. (a)(b)	350,263	686,515
Five Below, Inc. (a)	273,842	28,657,565
Floor & Decor Holdings, Inc. Class A (a)	343,775	17,876,300
Foot Locker, Inc.	524,617	14,531,891
Francesca's Holdings Corp. (a)(b)	13,421	43,752
GameStop Corp. Class A (a)(b)	321,410	1,304,925
Genesco, Inc. (a)	70,688	1,307,021
GNC Holdings, Inc. Class A (a)(b)	432,168	326,028
Group 1 Automotive, Inc.	85,779	5,398,930
Guess?, Inc. (b)	206,351	1,974,779
Haverty Furniture Companies, Inc.	95,087	1,645,005
Hibbett Sports, Inc. (a)(b)	88,809	1,715,790
J.Jill, Inc. (a)(b)	69,488	42,596
Kirkland's, Inc. (a)(b)	81,142	91,690
Lithia Motors, Inc. Class A (sub. vtg.)	111,001	13,385,611
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,405,884
MarineMax, Inc. (a)	107,310	2,042,109
Michaels Companies, Inc. (a)(b)	367,524	1,418,643
Monro, Inc.	162,579	8,958,103
Murphy U.S.A., Inc. (a)(b)	141,845	16,468,205
National Vision Holdings, Inc. (a)(b)	386,187	10,342,088
Office Depot, Inc.	2,699,460	6,667,666
Party City Holdco, Inc. (a)(b)	269,502	347,658
Penske Automotive Group, Inc. (b)	166,431	5,951,573
Rent-A-Center, Inc.	244,070	6,214,022
RH (a)(b)	80,108	17,374,624
RTW Retailwinds, Inc. (a)(b)	121,608	54,736
Sally Beauty Holdings, Inc. (a)(b)	573,986	7,484,777
Shoe Carnival, Inc. (b)	46,365	1,205,026
Signet Jewelers Ltd. (b)	256,293	2,703,891
Sleep Number Corp. (a)	139,007	4,332,848
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	3,129,002
Sportsman's Warehouse Holdings, Inc. (a)	201,287	2,248,376
Stein Mart, Inc. (a)	118,280	47,075
Tailored Brands, Inc. (b)	241,171	311,111
Tandy Leather Factory, Inc. (a)	3,417	11,925
The Buckle, Inc. (b)	138,703	1,952,938
The Cato Corp. Class A (sub. vtg.)	113,369	1,099,679
The Children's Place Retail Stores, Inc. (b)	71,312	2,969,432
The Container Store Group, Inc. (a)(b)	73,884	210,569
Tilly's, Inc.	126,614	648,264
Trans World Entertainment Corp. (a)(b)	1,429	6,759
TravelCenters of America LLC (a)	34,858	474,766
Urban Outfitters, Inc. (a)	342,687	5,805,118
Williams-Sonoma, Inc. (b)	381,327	31,730,220
Winmark Corp.	11,508	1,655,656
Zumiez, Inc. (a)	100,041	2,437,999
		403,728,034
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	760,000	11,430,400
Carter's, Inc.	216,441	18,594,446
Charles & Colvard Ltd. (a)(b)	56,754	38,593
Cherokee, Inc. (a)	16,787	8,561
Columbia Sportswear Co.	143,030	10,449,772
Crocs, Inc. (a)	337,358	9,665,307
Crown Crafts, Inc.	3,686	18,061
Culp, Inc. (b)	47,215	364,028
Deckers Outdoor Corp. (a)	137,438	25,086,558
Delta Apparel, Inc. (a)	28,383	349,395
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	22,538
Fossil Group, Inc. (a)(b)	227,920	695,156
G-III Apparel Group Ltd. (a)(b)	212,901	2,199,267
Iconix Brand Group, Inc. (a)(b)	26,935	26,127
Kontoor Brands, Inc. (b)	228,495	3,340,597
Lakeland Industries, Inc. (a)(b)	35,718	517,911
Levi Strauss & Co. Class A (b)	212,750	2,869,998
lululemon athletica, Inc. (a)	588,762	176,684,532
Movado Group, Inc.	84,900	891,450
Oxford Industries, Inc.	83,900	3,575,818
Rocky Brands, Inc.	36,338	753,650
Sequential Brands Group, Inc. (a)(b)	181,557	33,497
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	657,060	20,579,119
Steven Madden Ltd.	380,297	8,944,585
Superior Group of Companies, Inc.	31,084	311,151
Toughbuilt Industries, Inc. (a)(b)	41,831	36,439
Unifi, Inc. (a)	78,142	1,072,890
Vera Bradley, Inc. (a)	116,716	612,759
Vince Holding Corp. (a)	16,911	105,525
Wolverine World Wide, Inc.	396,965	8,312,447
		307,590,577

TOTAL CONSUMER DISCRETIONARY		2,869,671,668

CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	223,735	250,583
Boston Beer Co., Inc. Class A (a)(b)	45,291	25,577,186
Celsius Holdings, Inc. (a)(b)	148,733	1,378,755
Coca-Cola Bottling Co. Consolidated	22,820	5,555,073
Craft Brew Alliance, Inc. (a)(b)	59,681	901,780
Eastside Distilling, Inc. (a)(b)	8,987	13,840
Keurig Dr. Pepper, Inc.	1,661,273	46,382,742
MGP Ingredients, Inc. (b)	64,598	2,423,071
National Beverage Corp. (a)(b)	58,967	3,359,940
New Age Beverages Corp. (a)(b)	402,744	608,143
REED'S, Inc. (a)	112,734	75,532
		86,526,645
Food & Staples Retailing - 0.6%
Andersons, Inc.	160,982	2,086,327
BJ's Wholesale Club Holdings, Inc. (a)	600,275	21,609,900
Casey's General Stores, Inc.	180,777	28,875,510
Chefs' Warehouse Holdings (a)	126,316	1,869,477
Grocery Outlet Holding Corp. (b)	306,621	11,286,719
HF Foods Group, Inc. (a)(b)	160,448	1,148,808
iFresh, Inc. (a)	19,708	20,890
Ingles Markets, Inc. Class A	73,183	3,118,328
Natural Grocers by Vitamin Cottage, Inc.	42,028	605,203
Performance Food Group Co. (a)	643,554	17,150,714
PriceSmart, Inc.	111,116	6,042,488
Rite Aid Corp. (a)(b)	267,353	3,510,345
SpartanNash Co.	179,862	3,850,845
Sprouts Farmers Market LLC (a)	579,254	14,556,653
U.S. Foods Holding Corp. (a)	1,079,515	20,661,917
United Natural Foods, Inc. (a)(b)	263,091	5,156,584
Village Super Market, Inc. Class A	40,945	979,814
Weis Markets, Inc.	83,451	4,650,724
		147,181,246
Food Products - 1.2%
Alico, Inc.	17,841	572,518
Arcadia Biosciences, Inc. (a)(b)	30,854	112,309
B&G Foods, Inc. Class A (b)	313,109	7,270,391
Beyond Meat, Inc. (b)	51,380	6,591,540
Bridgford Foods Corp. (a)	700	11,032
Bunge Ltd.	696,247	27,167,558
Cal-Maine Foods, Inc.	148,600	6,621,616
Calavo Growers, Inc. (b)	79,522	4,652,832
Coffee Holding Co., Inc. (a)	29,362	81,039
Darling Ingredients, Inc. (a)	808,240	18,840,074
Farmer Brothers Co. (a)(b)	70,663	544,812
Flowers Foods, Inc.	943,140	22,248,673
Fresh Del Monte Produce, Inc.	149,407	3,718,740
Freshpet, Inc. (a)	168,545	13,008,303
Hostess Brands, Inc. Class A (a)(b)	597,141	7,210,478
Ingredion, Inc.	327,874	27,616,827
J&J Snack Foods Corp.	73,424	9,444,529
John B. Sanfilippo & Son, Inc.	43,280	3,762,763
Lancaster Colony Corp.	97,553	14,970,483
Landec Corp. (a)	144,548	1,542,327
Lifeway Foods, Inc. (a)	26,937	63,841
Limoneira Co.	78,053	1,042,788
Pilgrim's Pride Corp. (a)	259,432	5,362,459
Post Holdings, Inc. (a)	326,366	28,413,424
RiceBran Technologies (a)(b)	102,744	115,073
Rocky Mountain Chocolate Factory, Inc.	4,045	17,353
S&W Seed Co. (a)	104,872	223,377
Sanderson Farms, Inc.	96,662	12,761,317
Seaboard Corp.	1,283	3,772,020
Seneca Foods Corp. Class A (a)	38,502	1,404,168
The Hain Celestial Group, Inc. (a)(b)	394,370	12,414,768
The Simply Good Foods Co. (a)	404,938	6,896,094
Tootsie Roll Industries, Inc. (b)	87,329	3,110,659
TreeHouse Foods, Inc. (a)	276,477	14,573,103
		266,159,288
Household Products - 0.2%
Central Garden & Pet Co. (a)	7,062	259,105
Central Garden & Pet Co. Class A (non-vtg.) (a)	242,011	8,291,297
Energizer Holdings, Inc. (b)	317,209	13,919,131
Ocean Bio-Chem, Inc.	25,804	139,858
Oil-Dri Corp. of America	23,820	843,943
Spectrum Brands Holdings, Inc.	216,358	10,238,061
WD-40 Co. (b)	66,160	12,692,796
		46,384,191
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	191,665	3,848,633
Cyanotech Corp. (a)(b)	3,737	7,960
Edgewell Personal Care Co. (a)	266,601	8,110,002
elf Beauty, Inc. (a)(b)	132,214	2,266,148
Guardion Health Sciences, Inc. (a)(b)	272,364	144,081
Herbalife Nutrition Ltd. (a)	455,240	19,957,722
Inter Parfums, Inc.	87,002	4,037,763
LifeVantage Corp. (a)(b)	62,133	951,256
Mannatech, Inc.	4,435	68,964
MediFast, Inc.	56,678	5,800,427
MYOS Corp. (a)	833	737
Natural Alternatives International, Inc. (a)	19,731	142,852
Natural Health Trends Corp. (b)	34,344	250,711
Nature's Sunshine Products, Inc. (a)	31,350	304,095
Nu Skin Enterprises, Inc. Class A	272,331	10,125,267
Reliv International, Inc. (a)	1,499	5,561
Revlon, Inc. (a)(b)	36,264	371,343
Summer Infant, Inc. (a)(b)	4,081	26,118
United-Guardian, Inc.	6,104	96,199
USANA Health Sciences, Inc. (a)	62,158	5,266,026
Veru, Inc. (a)	223,498	833,648
Youngevity International, Inc. (a)(b)	35,729	60,025
		62,675,538
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	644,299	533,673
Pyxus International, Inc. (a)(b)	38,644	108,590
Turning Point Brands, Inc.	44,114	1,058,295
Universal Corp.	124,626	5,491,022
Vector Group Ltd.	561,027	6,412,539
		13,604,119

TOTAL CONSUMER STAPLES		622,531,027

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Apergy Corp. (a)(b)	386,603	3,506,489
Archrock, Inc.	647,118	4,109,199
Aspen Aerogels, Inc. (a)	92,499	573,494
Cactus, Inc.	230,775	4,403,187
Core Laboratories NV (b)	217,152	4,390,813
COVIA Corp. (a)(b)	145,251	72,916
Dawson Geophysical Co. (a)(b)	86,896	114,703
DMC Global, Inc. (b)	72,085	2,058,027
Dril-Quip, Inc. (a)	176,084	5,351,193
ENGlobal Corp. (a)	48,611	51,042
Enservco Corp. (a)(b)	76,307	11,683
Era Group, Inc. (a)	97,885	490,404
Exterran Corp. (a)	137,454	882,455
Forum Energy Technologies, Inc. (a)	400,780	116,226
Frank's International NV (a)	478,583	1,076,812
FTS International, Inc. (a)(b)	8,676	53,271
Geospace Technologies Corp. (a)(b)	68,128	536,849
Gulf Island Fabrication, Inc. (a)	50,167	149,999
Helix Energy Solutions Group, Inc. (a)	685,737	2,304,076
Helmerich & Payne, Inc.	533,442	10,738,187
Hi-Crush, Inc. (a)(b)	400,808	100,883
Independence Contract Drilling, Inc. (a)	22,877	141,151
ION Geophysical Corp. (a)(b)	52,303	123,435
KLX Energy Services Holdings, Inc. (a)(b)	118,053	174,718
Liberty Oilfield Services, Inc. Class A (b)	280,045	1,442,232
Mammoth Energy Services, Inc. (b)	62,666	78,959
Matrix Service Co. (a)	134,805	1,485,551
Mitcham Industries, Inc. (a)	40,167	61,456
Nabors Industries Ltd.	33,238	1,231,800
Natural Gas Services Group, Inc. (a)	51,774	324,105
NCS Multistage Holdings, Inc. (a)(b)	58,361	30,342
Newpark Resources, Inc. (a)	470,680	950,774
Nextier Oilfield Solutions, Inc. (a)	764,271	2,216,386
Nine Energy Service, Inc. (a)(b)	75,998	154,276
Noble Corp. (a)(b)	1,310,750	170,398
Oceaneering International, Inc. (a)	483,682	3,105,238
Oil States International, Inc. (a)	301,433	1,278,076
Patterson-UTI Energy, Inc.	974,382	3,595,470
Profire Energy, Inc. (a)	143,347	110,377
ProPetro Holding Corp. (a)	398,218	1,971,179
Quintana Energy Services, Inc. (a)(b)	65,953	46,959
Ranger Energy Services, Inc. Class A (a)	20,663	75,627
RigNet, Inc. (a)(b)	57,824	56,685
RPC, Inc. (b)	275,755	876,901
SAExploration Holdings, Inc. (a)	22,051	35,723
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	42	0
Series B warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	88,695	2,377,026
SEACOR Marine Holdings, Inc. (a)	91,533	141,876
Select Energy Services, Inc. Class A (a)	319,356	1,896,975
Smart Sand, Inc. (a)(b)	100,045	106,048
Solaris Oilfield Infrastructure, Inc. Class A	153,664	1,064,892
Superior Drilling Products, Inc. (a)(b)	61,142	46,291
TETRA Technologies, Inc. (a)	568,895	187,735
Tidewater, Inc. (a)(b)	193,127	921,216
Transocean Ltd. (United States) (a)(b)	2,842,473	3,780,489
U.S. Silica Holdings, Inc. (b)	353,358	1,042,406
U.S. Well Services, Inc. (a)	48,154	22,700
Valaris PLC Class A (a)(b)	995,310	333,329
		72,750,709
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)(b)	751,149	145,873
Adams Resources & Energy, Inc.	9,725	255,135
Aemetis, Inc. (a)	43,473	34,778
Altus Midstream Co. (a)(b)	292,685	201,953
Amplify Energy Corp. New	113,995	125,395
Antero Midstream GP LP	1,469,300	7,023,254
Antero Resources Corp. (a)(b)	990,139	2,960,516
Arch Resources, Inc. (b)	74,716	2,462,639
Barnwell Industries, Inc. (a)	11,088	6,432
Berry Petroleum Corp.	195,333	828,212
Bonanza Creek Energy, Inc. (a)	88,263	1,491,645
Brigham Minerals, Inc. Class A	141,429	1,873,934
California Resources Corp. (a)(b)	242,792	322,913
Callon Petroleum Co. (a)	1,906,825	1,275,094
Centennial Resource Development, Inc. Class A(a)(b)	979,757	989,555
Centrus Energy Corp. Class A (a)	21,753	185,988
Chaparral Energy, Inc. Class A (a)(b)	163,943	81,742
Cheniere Energy, Inc. (a)	1,138,879	50,509,284
Chesapeake Energy Corp. (a)(b)	28,086	365,399
Cimarex Energy Co.	499,650	13,130,802
Clean Energy Fuels Corp. (a)	704,912	1,473,266
CNX Resources Corp. (a)	917,466	9,348,979
Comstock Resources, Inc. (a)(b)	271,500	1,455,240
CONSOL Energy, Inc. (a)(b)	124,617	848,642
Contango Oil & Gas Co. (a)(b)	386,658	1,063,310
Continental Resources, Inc. (b)	420,407	5,141,578
CVR Energy, Inc. (b)	142,407	2,905,103
Delek U.S. Holdings, Inc.	364,809	7,175,793
Denbury Resources, Inc. (a)(b)	2,502,714	533,078
Diamond S Shipping, Inc. (a)(b)	105,500	1,155,225
Dorian LPG Ltd. (a)(b)	145,283	1,194,226
Earthstone Energy, Inc. (a)(b)	106,067	316,080
EQT Corp.	1,257,100	16,769,714
Equitrans Midstream Corp.	1,012,072	8,187,662
Evolution Petroleum Corp.	142,653	348,073
Extraction Oil & Gas, Inc. (a)(b)	357,728	103,741
Falcon Minerals Corp.	182,062	453,334
Gevo, Inc. (a)	58,507	75,474
Goodrich Petroleum Corp. (a)	27,152	218,302
Green Plains, Inc. (b)	172,794	1,477,389
Gulfport Energy Corp. (a)(b)	704,078	1,063,158
Hallador Energy Co. (b)	76,925	54,124
Highpoint Resources, Inc. (a)(b)	576,924	138,462
Houston American Energy Corp. (a)(b)	96,963	11,897
International Seaways, Inc.	124,330	2,819,804
Kosmos Energy Ltd.	1,784,506	3,247,801
Laredo Petroleum, Inc. (a)	878,274	745,215
Lilis Energy, Inc. (a)(b)	196,083	35,413
Lonestar Resources U.S., Inc. (a)(b)	94,981	55,421
Magnolia Oil & Gas Corp. Class A (a)	494,860	2,746,473
Matador Resources Co. (a)(b)	544,021	4,265,125
Mexco Energy Corp. (a)(b)	2,080	6,094
Montage Resources Corp. (a)	107,612	658,585
Murphy Oil Corp. (b)	732,859	8,757,665
NACCO Industries, Inc. Class A	20,158	529,752
Nextdecade Corp. (a)	57,546	86,894
Northern Oil & Gas, Inc. (a)(b)	1,082,100	843,281
Oasis Petroleum, Inc. (a)(b)	1,445,308	665,709
Overseas Shipholding Group, Inc. (a)	296,920	656,193
Pacific Ethanol, Inc. (a)	223,039	148,767
Panhandle Royalty Co. Class A (b)	84,554	353,436
Par Pacific Holdings, Inc. (a)	186,083	1,728,711
Parsley Energy, Inc. Class A	1,513,250	13,831,105
PBF Energy, Inc. Class A	499,537	5,305,083
PDC Energy, Inc. (a)	479,280	5,837,630
Peabody Energy Corp.	347,440	1,094,436
Pedevco Corp. (a)(b)	6,070	4,613
Penn Virginia Corp. (a)(b)	67,227	590,253
PrimeEnergy Corp. (a)	4,183	317,741
QEP Resources, Inc.	1,151,745	983,130
Range Resources Corp. (b)	1,026,647	6,149,616
Renewable Energy Group, Inc. (a)(b)	190,399	5,416,852
Rex American Resources Corp. (a)	27,194	1,594,928
Ring Energy, Inc. (a)(b)	300,992	358,180
Rosehill Resources, Inc. (a)(b)	42,623	14,309
SandRidge Energy, Inc. (a)(b)	160,445	253,503
SilverBow Resources, Inc. (a)(b)	25,559	96,613
SM Energy Co.	523,067	1,841,196
Southwestern Energy Co. (a)(b)	2,663,979	8,018,577
Talos Energy, Inc. (a)	99,929	1,214,137
Targa Resources Corp.	1,145,185	20,487,360
Tellurian, Inc. (a)(b)	462,521	462,475
Tengasco, Inc. (a)	71,660	38,481
Torchlight Energy Resources, Inc. (a)(b)	215,751	75,944
TransAtlantic Petroleum Ltd. (a)(b)	78,088	17,749
U.S. Energy Corp. (a)(b)	1,627	10,462
Uranium Energy Corp. (a)(b)	917,347	963,214
VAALCO Energy, Inc. (a)	270,263	268,074
Vertex Energy, Inc. (a)(b)	53,517	35,054
W&T Offshore, Inc. (a)(b)	443,687	1,158,023
Westwater Resources, Inc. (a)(b)	2,980	6,645
World Fuel Services Corp.	318,983	8,127,687
WPX Energy, Inc. (a)	2,043,397	11,586,061
Zion Oil & Gas, Inc. (a)(b)	592,002	159,722
		270,451,585

TOTAL ENERGY		343,202,294

FINANCIALS - 14.5%
Banks - 4.9%
1st Constitution Bancorp	41,322	530,574
1st Source Corp.	80,104	2,770,797
ACNB Corp.	42,632	1,058,979
Allegiance Bancshares, Inc.	98,492	2,522,380
Amalgamated Bank	76,605	860,274
American National Bankshares, Inc.	49,866	1,239,669
American River Bankshares	17,301	176,297
Ameris Bancorp	327,183	7,927,644
AmeriServ Financial, Inc.	14,455	42,931
Ames National Corp.	27,600	554,760
Arrow Financial Corp.	72,286	2,114,366
Associated Banc-Corp.	777,346	10,890,617
Atlantic Capital Bancshares, Inc. (a)	116,659	1,329,913
Auburn National Bancorp., Inc.	5,397	290,574
Banc of California, Inc.	221,521	2,425,655
BancFirst Corp.	93,420	3,561,170
Bancorp, Inc., Delaware (a)	264,146	2,324,485
BancorpSouth Bank	468,184	10,407,730
Bank First National Corp.	27,027	1,685,133
Bank of Commerce Holdings	96,497	736,272
Bank of Hawaii Corp.	198,240	12,752,779
Bank of Marin Bancorp	62,562	2,105,211
Bank of South Carolina Corp.	11,284	191,715
Bank of the James Financial Group, Inc.	200	2,050
Bank OZK	593,494	13,347,680
Bank7 Corp.	254	2,591
BankFinancial Corp.	79,534	722,169
BankUnited, Inc.	461,796	8,533,990
Bankwell Financial Group, Inc.	40,214	588,733
Banner Corp.	176,763	6,639,218
Bar Harbor Bankshares	74,348	1,466,143
BayCom Corp. (a)	58,769	774,575
BCB Bancorp, Inc.	73,258	702,544
Berkshire Hills Bancorp, Inc.	217,909	2,357,775
BOK Financial Corp. (b)	159,227	8,111,023
Boston Private Financial Holdings, Inc.	418,800	2,877,156
Bridge Bancorp, Inc.	93,687	1,995,533
Brookline Bancorp, Inc., Delaware	395,723	3,680,224
Bryn Mawr Bank Corp.	102,345	2,842,121
Business First Bancshares, Inc.	67,317	975,423
Byline Bancorp, Inc.	124,884	1,517,341
C & F Financial Corp.	12,095	435,904
Cadence Bancorp Class A	637,815	5,147,167
Cambridge Bancorp (b)	26,368	1,529,344
Camden National Corp.	76,877	2,578,455
Capital City Bank Group, Inc.	61,468	1,250,874
Capstar Financial Holdings, Inc.	64,046	737,810
Carter Bank & Trust	113,445	800,922
Cathay General Bancorp	373,160	10,146,220
CB Financial Services, Inc.	33,968	822,026
CBTX, Inc.	92,471	1,888,258
Centerstate Banks of Florida, Inc.	615,886	9,730,999
Central Pacific Financial Corp.	143,053	2,304,584
Central Valley Community Bancorp	60,316	908,359
Century Bancorp, Inc. Class A (non-vtg.)	14,628	1,102,951
Chemung Financial Corp.	14,522	367,697
CIT Group, Inc.	464,925	8,433,740
Citizens & Northern Corp.	64,037	1,228,230
Citizens Community Bancorp, Inc.	15,344	112,778
Citizens Holding Co.	17,309	389,453
City Holding Co.	82,030	5,159,687
Civista Bancshares, Inc.	70,918	1,080,790
CNB Financial Corp., Pennsylvania	73,273	1,298,398
Coastal Financial Corp. of Washington (a)	36,180	459,486
Codorus Valley Bancorp, Inc.	37,804	500,903
Colony Bankcorp, Inc.	11,155	141,892
Columbia Banking Systems, Inc.	355,406	8,657,690
Commerce Bancshares, Inc.	509,671	32,481,333
Community Bank System, Inc.	255,014	15,152,932
Community Bankers Trust Corp.	168,702	949,792
Community Financial Corp.	23,730	562,401
Community Trust Bancorp, Inc.	85,097	2,794,585
Community West Bancshares	400	2,680
ConnectOne Bancorp, Inc.	174,812	2,562,744
County Bancorp, Inc.	24,663	536,420
CrossFirst Bankshares, Inc. (a)(b)	38,343	373,077
Cullen/Frost Bankers, Inc.	279,233	21,213,331
Customers Bancorp, Inc. (a)	147,026	1,630,518
CVB Financial Corp.	655,404	12,786,932
Eagle Bancorp Montana, Inc.	27,441	474,455
Eagle Bancorp, Inc.	167,818	5,430,590
East West Bancorp, Inc. (b)	714,919	24,986,419
Emclaire Financial Corp.	100	2,192
Enterprise Bancorp, Inc.	36,527	841,582
Enterprise Financial Services Corp.	135,427	3,977,491
Equity Bancshares, Inc. (a)	71,250	1,162,088
Esquire Financial Holdings, Inc. (a)	19,033	326,035
Evans Bancorp, Inc.	16,919	413,500
Farmers & Merchants Bancorp, Inc. (b)	48,925	1,063,140
Farmers National Banc Corp.	139,671	1,641,134
FB Financial Corp. (b)	92,112	2,174,764
Fidelity D & D Bancorp, Inc.	16,387	622,542
Financial Institutions, Inc.	88,335	1,562,646
First Bancorp, North Carolina	150,261	3,819,635
First Bancorp, Puerto Rico	1,050,366	5,745,502
First Bancshares, Inc.	106,130	2,248,895
First Bank Hamilton New Jersey	73,066	545,803
First Busey Corp.	255,594	4,577,689
First Business Finance Services, Inc.	36,856	609,967
First Capital, Inc. (b)	13,919	855,323
First Choice Bancorp	42,084	591,280
First Citizens Bancshares, Inc.	40,545	15,609,825
First Commonwealth Financial Corp.	492,638	4,029,779
First Community Bankshares, In	78,863	1,685,302
First Community Corp.	49,271	729,211
First Financial Bancorp, Ohio	499,400	6,637,026
First Financial Bankshares, Inc.	668,468	20,481,860
First Financial Corp., Indiana	66,278	2,326,358
First Financial Northwest, Inc.	38,007	371,328
First Foundation, Inc.	197,807	2,947,324
First Guaranty Bancshares, Inc.	561	6,676
First Hawaiian, Inc.	638,831	11,019,835
First Horizon National Corp.	1,513,402	14,150,309
First Internet Bancorp	42,622	685,362
First Interstate Bancsystem, Inc.	177,671	5,552,219
First Merchants Corp.	275,714	7,736,535
First Mid-Illinois Bancshares, Inc.	62,927	1,601,492
First Midwest Bancorp, Inc., Delaware	549,055	7,165,168
First National Corp.	200	2,648
First Northwest Bancorp	28,933	392,331
First of Long Island Corp.	117,085	1,787,888
First Savings Financial Group, Inc.	1,305	53,505
First United Corp.	30,619	421,317
Flushing Financial Corp.	140,927	1,598,112
FNB Corp., Pennsylvania	1,596,986	11,833,666
FNCM Bancorp, Inc.	76,169	423,500
Franklin Financial Network, Inc.	69,906	1,723,882
Franklin Financial Services Corp.	17,501	437,525
Fulton Financial Corp.	799,993	8,967,922
FVCBankcorp, Inc. (a)	46,750	520,328
German American Bancorp, Inc.	128,545	3,982,324
Glacier Bancorp, Inc.	424,849	17,499,530
Glen Burnie Bancorp (b)	18,315	155,494
Great Southern Bancorp, Inc.	58,083	2,355,846
Great Western Bancorp, Inc.	282,500	4,022,800
Guaranty Bancshares, Inc. Texas	47,148	1,198,502
Hancock Whitney Corp.	427,777	9,248,539
Hanmi Financial Corp.	161,158	1,455,257
HarborOne Bancorp, Inc.	293,534	2,339,466
Hawthorn Bancshares, Inc.	51,152	1,007,694
HBT Financial, Inc.	46,997	597,802
Heartland Financial U.S.A., Inc.	163,920	5,247,079
Heritage Commerce Corp.	295,362	2,401,293
Heritage Financial Corp., Washington	183,145	3,479,755
Hilltop Holdings, Inc.	342,170	6,395,157
Home Bancshares, Inc.	768,409	11,118,878
HomeTrust Bancshares, Inc.	84,570	1,304,069
Hope Bancorp, Inc.	620,712	5,893,660
Horizon Bancorp, Inc. Indiana	191,135	1,961,045
Howard Bancorp, Inc. (a)(b)	42,944	442,753
IBERIABANK Corp.	255,947	10,854,712
Independent Bank Corp.	118,499	1,637,656
Independent Bank Corp., Massachusetts	169,023	11,742,028
Independent Bank Group, Inc.	178,982	6,779,838
International Bancshares Corp.	286,627	8,822,379
Investar Holding Corp.	40,668	530,717
Investors Bancorp, Inc.	975,643	8,468,581
Lakeland Bancorp, Inc.	245,474	2,724,761
Lakeland Financial Corp.	130,320	5,563,361
Landmark Bancorp, Inc.	355	8,875
LCNB Corp.	59,345	882,460
Level One Bancorp, Inc.	22,971	432,085
Limestone Bancorp, Inc. (a)	20,885	237,671
Live Oak Bancshares, Inc.	142,996	1,936,166
Macatawa Bank Corp.	119,957	886,482
Mackinac Financial Corp.	22,774	239,355
Mainstreet Bancshares, Inc. (a)	23,042	305,767
Malvern Bancorp, Inc. (a)	88,487	1,051,226
Mercantil Bank Holding Corp. Class A (a)	113,833	1,484,382
Mercantile Bank Corp.	82,951	1,902,896
Meridian Bank/Malvern, PA (a)	300	4,557
Metropolitan Bank Holding Corp. (a)	34,732	972,496
Mid Penn Bancorp, Inc.	38,753	723,131
Middlefield Banc Corp.	26,166	497,154
Midland States Bancorp, Inc.	108,664	1,626,700
MidWestOne Financial Group, Inc.	59,556	1,142,880
MVB Financial Corp.	60,252	855,578
National Bank Holdings Corp.	154,533	4,064,218
National Bankshares, Inc.	30,379	935,673
NBT Bancorp, Inc.	218,935	6,857,044
Nicolet Bankshares, Inc. (a)(b)	46,261	2,586,453
Northeast Bank	46,227	793,255
Northrim Bancorp, Inc.	32,146	741,608
Norwood Financial Corp.	25,663	628,487
Oak Valley Bancorp Oakdale California	988	13,595
OceanFirst Financial Corp.	299,267	4,997,759
OFG Bancorp	261,292	3,174,698
Ohio Valley Banc Corp.	14,225	356,336
Old National Bancorp, Indiana	826,275	11,229,077
Old Point Financial Corp.	8,643	131,374
Old Second Bancorp, Inc.	137,721	1,060,452
Opus Bank	108,078	2,106,440
Origin Bancorp, Inc.	99,788	2,081,578
Orrstown Financial Services, Inc.	49,439	666,438
Pacific City Financial Corp.	58,618	528,734
Pacific Mercantile Bancorp (a)	74,732	283,982
Pacific Premier Bancorp, Inc. (b)	297,528	6,432,555
PacWest Bancorp	586,646	10,154,842
Park National Corp.	71,099	5,323,182
Parke Bancorp, Inc.	46,200	643,104
Pathfinder Bancorp, Inc.	200	2,030
Patriot National Bancorp, Inc.	1,376	8,118
Peapack-Gladstone Financial Corp.	85,204	1,604,391
Penns Woods Bancorp, Inc.	27,874	598,176
People's Utah Bancorp	87,209	2,160,167
Peoples Bancorp of North Carolina	30,748	538,090
Peoples Bancorp, Inc.	96,806	2,175,231
Peoples Financial Services Corp.	30,443	1,006,141
Pinnacle Financial Partners, Inc.	354,710	14,135,194
Plumas Bancorp	200	3,828
Popular, Inc.	434,696	17,166,145
Preferred Bank, Los Angeles	69,718	2,619,305
Premier Financial Bancorp, Inc.	39,963	529,909
Prosperity Bancshares, Inc.	463,615	30,315,785
QCR Holdings, Inc.	78,151	2,373,446
RBB Bancorp	72,154	925,736
Reliant Bancorp, Inc.	50,642	708,988
Renasant Corp.	285,344	6,882,497
Republic Bancorp, Inc., Kentucky Class A	51,796	1,660,062
Republic First Bancorp, Inc. (a)	240,926	570,995
Richmond Mutual Bancorp., Inc.	59,898	666,066
S&T Bancorp, Inc.	190,026	4,226,178
Salisbury Bancorp, Inc.	200	7,160
Sandy Spring Bancorp, Inc.	183,593	4,452,130
SB Financial Group, Inc.	31,466	482,374
SB One Bancorp	28,331	481,344
Seacoast Banking Corp., Florida (a)	262,006	5,698,631
Select Bancorp, Inc. New (a)	79,828	598,710
ServisFirst Bancshares, Inc.	231,649	8,079,917
Shore Bancshares, Inc.	41,535	415,350
Sierra Bancorp	71,467	1,346,438
Signature Bank	265,152	27,286,792
Silvergate Capital Corp. (a)	18,756	273,650
Simmons First National Corp. Class A	563,409	9,662,464
SmartFinancial, Inc.	65,632	1,010,733
Sound Financial Bancorp, Inc.	300	7,200
South Plains Financial, Inc.	18,320	241,824
South State Corp.	165,850	8,718,735
Southern First Bancshares, Inc. (a)	40,709	1,183,004
Southern National Bancorp of Virginia, Inc.	92,116	926,687
Southside Bancshares, Inc.	162,380	4,579,116
Spirit of Texas Bancshares, Inc. (a)	84,372	1,015,839
Sterling Bancorp	998,993	12,287,614
Stock Yards Bancorp, Inc.	110,183	3,749,527
Summit Financial Group, Inc.	29,303	492,290
Summit State Bank	200	2,196
Synovus Financial Corp.	719,049	13,798,550
TCF Financial Corp.	757,204	21,898,340
Texas Capital Bancshares, Inc. (a)	248,759	6,656,791
The Bank of Princeton	25,818	533,142
The Fauquier Bank	800	10,568
The First Bancorp, Inc.	39,635	816,877
Tompkins Financial Corp.	62,450	4,018,658
TowneBank	321,262	6,059,001
Trico Bancshares	135,188	3,835,284
TriState Capital Holdings, Inc. (a)	120,599	1,802,955
Triumph Bancorp, Inc. (a)	114,693	2,815,713
Trustmark Corp.	318,427	7,575,378
UMB Financial Corp.	213,517	10,949,152
Umpqua Holdings Corp.	1,074,213	12,235,286
Union Bankshares Corp.	400,227	9,265,255
Union Bankshares, Inc. (b)	25,753	504,759
United Bancorp, Inc.	40,892	463,715
United Bancshares, Inc.	200	3,100
United Bankshares, Inc., West Virginia	624,100	18,148,828
United Community Bank, Inc.	386,106	7,548,372
United Security Bancshares, Inc.	8,386	62,476
United Security Bancshares, California	22,642	138,795
Unity Bancorp, Inc.	56,085	802,576
Univest Corp. of Pennsylvania	153,534	2,524,099
Valley National Bancorp	1,933,697	15,430,902
Veritex Holdings, Inc.	242,819	4,254,189
Village Bank & Trust Financial Corp. (a)	8,718	261,540
Washington Trust Bancorp, Inc.	76,389	2,442,156
Webster Financial Corp.	452,169	12,796,383
Wellesley Bancorp, Inc.	6,865	233,410
WesBanco, Inc.	331,624	7,103,386
West Bancorp., Inc.	75,032	1,323,564
Westamerica Bancorp.	133,695	7,885,331
Western Alliance Bancorp.	464,293	17,712,778
Wintrust Financial Corp.	279,435	11,836,867
		1,096,304,581
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	241,403	16,082,268
Apollo Global Management LLC Class A	985,305	46,900,518
Ares Management Corp.	368,407	13,911,048
Artisan Partners Asset Management, Inc.	263,434	7,631,683
Ashford, Inc. (a)	7,062	44,914
Assetmark Financial Holdings, Inc. (a)	64,620	1,725,354
Associated Capital Group, Inc.	20,279	833,264
B. Riley Financial, Inc.	72,902	1,401,905
BGC Partners, Inc. Class A	1,348,186	3,471,579
Blucora, Inc. (a)	248,225	3,015,934
BrightSphere Investment Group, Inc.	331,660	2,769,361
Cohen & Co., Inc. (b)	1,650	5,688
Cohen & Steers, Inc.	107,968	6,861,366
Cowen Group, Inc. Class A	148,586	1,942,019
Diamond Hill Investment Group, Inc.	16,996	1,783,900
Donnelley Financial Solutions, Inc. (a)	163,920	1,335,948
Eaton Vance Corp. (non-vtg.)	557,447	20,095,964
Evercore, Inc. Class A	191,826	10,571,531
FactSet Research Systems, Inc.	185,645	57,087,694
Federated Hermes, Inc. Class B (non-vtg.)	473,376	10,480,545
Focus Financial Partners, Inc. Class A (a)	152,236	4,238,250
Gain Capital Holdings, Inc.	73,781	463,345
GAMCO Investors, Inc. Class A	21,697	280,325
Great Elm Capital Group, Inc. (a)	109,690	263,256
Greenhill & Co., Inc.	74,014	737,920
Hamilton Lane, Inc. Class A	128,891	9,430,954
Hennessy Advisors, Inc.	9,579	76,824
Houlihan Lokey	230,635	13,948,805
Interactive Brokers Group, Inc.	377,117	15,970,905
INTL FCStone, Inc. (a)	81,718	4,168,435
Janus Henderson Group PLC	765,381	16,501,614
KKR & Co. LP	2,706,111	75,094,580
Lazard Ltd. Class A	554,283	14,888,041
Legg Mason, Inc.	397,338	19,799,353
LPL Financial	396,667	28,318,057
Manning & Napier, Inc. Class A (b)	53,255	169,883
Medley Management, Inc.	32,101	14,442
Moelis & Co. Class A	243,467	8,187,795
Morningstar, Inc.	101,686	15,590,498
National Holdings Corp. (a)(b)	3,418	6,904
National Holdings Corp. warrants 1/18/22 (a)	3,483	488
Och-Ziff Capital Management Group LLC Class A	94,912	1,190,196
Oppenheimer Holdings, Inc. Class A (non-vtg.)	51,092	1,082,129
Piper Jaffray Companies	87,699	5,230,368
PJT Partners, Inc.	99,081	5,418,740
Pzena Investment Management, Inc.	60,039	244,959
Safeguard Scientifics, Inc.	95,305	603,281
SEI Investments Co.	621,119	33,677,072
Siebert Financial Corp. (a)(b)	17,943	122,730
Silvercrest Asset Management Group Class A	18,263	205,824
Stifel Financial Corp.	337,208	16,088,194
TD Ameritrade Holding Corp.	1,298,862	48,408,587
The Blackstone Group LP	3,241,370	184,109,816
Tradeweb Markets, Inc. Class A	368,668	24,317,341
U.S. Global Investments, Inc. Class A	35,952	75,140
Value Line, Inc.	12,911	367,964
Victory Capital Holdings, Inc.	75,968	1,269,425
Virtu Financial, Inc. Class A	363,265	8,663,870
Virtus Investment Partners, Inc.	36,031	3,350,162
Waddell & Reed Financial, Inc. Class A (b)	346,499	4,518,347
Westwood Holdings Group, Inc.	42,478	753,135
WisdomTree Investments, Inc.	584,077	1,746,390
		777,546,827
Consumer Finance - 0.7%
Ally Financial, Inc.	1,855,586	32,361,420
Asta Funding, Inc. (a)	34,340	429,250
Atlanticus Holdings Corp. (a)	29,980	434,710
Consumer Portfolio Services, Inc. (a)(b)	85,827	222,292
Credit Acceptance Corp. (a)(b)	68,303	25,259,815
CURO Group Holdings Corp.	74,216	496,505
Elevate Credit, Inc. (a)(b)	99,816	169,687
Encore Capital Group, Inc. (a)(b)	134,828	4,283,486
Enova International, Inc. (a)	166,709	2,358,932
EZCORP, Inc. (non-vtg.) Class A (a)	258,475	1,333,731
First Cash Financial Services, Inc.	209,830	14,639,839
Green Dot Corp. Class A (a)	232,661	8,882,997
LendingClub Corp. (a)	425,376	2,275,762
LendingTree, Inc. (a)(b)	37,606	9,778,312
Medallion Financial Corp. (a)(b)	77,873	181,444
Navient Corp.	827,364	6,155,588
Nelnet, Inc. Class A	105,116	5,181,168
Nicholas Financial, Inc. (a)	72,274	393,893
OneMain Holdings, Inc.	374,236	8,730,926
Oportun Financial Corp. (a)	31,995	308,752
PRA Group, Inc. (a)(b)	222,444	7,589,789
Regional Management Corp. (a)	44,863	711,527
Santander Consumer U.S.A. Holdings, Inc.	475,870	7,866,131
SLM Corp.	2,075,332	15,731,017
World Acceptance Corp. (a)(b)	27,498	1,828,617
		157,605,590
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc. (a)	15,255	258,420
Alerus Financial Corp.	16,277	295,102
AXA Equitable Holdings, Inc.	2,056,449	39,298,740
Cannae Holdings, Inc. (a)	354,727	13,064,595
FGL Holdings Class A	641,489	5,350,018
FlexShopper, Inc. (a)	60,932	96,273
Jefferies Financial Group, Inc.	1,165,690	17,077,359
Marlin Business Services Corp.	41,479	310,678
On Deck Capital, Inc. (a)	277,665	207,666
Rafael Holdings, Inc. (a)	52,713	911,408
Voya Financial, Inc.	658,126	29,648,576
		106,518,835
Insurance - 3.3%
1347 Property Insurance Holdings, Inc. (a)	6,863	31,982
Alleghany Corp.	70,717	36,284,893
AMBAC Financial Group, Inc. (a)	221,048	2,966,464
American Equity Investment Life Holding Co.	448,661	9,731,457
American Financial Group, Inc.	367,119	22,115,249
American National Insurance Co.	45,747	3,437,887
Amerisafe, Inc.	95,404	5,855,898
Arch Capital Group Ltd. (a)	1,989,056	56,131,160
Argo Group International Holdings, Ltd.	167,211	5,131,706
Assured Guaranty Ltd.	457,305	11,857,919
Athene Holding Ltd. (a)	581,189	16,790,550
Atlas Financial Holdings, Inc. (a)(b)	41,883	14,659
Axis Capital Holdings Ltd.	410,288	15,402,212
Brighthouse Financial, Inc. (a)	538,228	15,990,754
Brown & Brown, Inc.	1,144,721	46,017,784
BRP Group, Inc. (a)(b)	97,625	1,210,550
Citizens, Inc. Class A (a)(b)	231,810	1,409,405
CNA Financial Corp.	137,923	4,169,412
CNO Financial Group, Inc.	740,111	10,620,593
Conifer Holdings, Inc. (a)(b)	13,147	33,130
Crawford & Co.:
Class A	49,698	299,182
Class B	51,302	294,473
Donegal Group, Inc. Class A	99,122	1,412,489
eHealth, Inc. (a)	122,506	15,977,233
Employers Holdings, Inc.	155,590	4,650,585
Enstar Group Ltd. (a)	72,775	10,363,160
Erie Indemnity Co. Class A	90,858	16,376,246
FBL Financial Group, Inc. Class A	49,164	1,755,646
Fednat Holding Co.	49,542	603,917
First American Financial Corp.	551,275	27,833,875
FNF Group	1,348,008	43,001,455
Genworth Financial, Inc. Class A	2,470,766	7,535,836
Global Indemnity Ltd.	29,707	720,692
Goosehead Insurance (a)(b)	59,106	3,543,405
Greenlight Capital Re, Ltd. (a)(b)	148,790	1,077,240
Hallmark Financial Services, Inc. (a)	66,693	155,395
Hanover Insurance Group, Inc.	191,848	19,251,947
HCI Group, Inc.	35,392	1,587,331
Health Insurance Innovations, Inc. (a)(b)	55,230	1,084,165
Heritage Insurance Holdings, Inc.	126,472	1,585,959
Horace Mann Educators Corp.	202,748	7,404,357
Independence Holding Co.	40,534	1,177,513
Investors Title Co.	6,973	879,295
James River Group Holdings Ltd.	151,646	5,864,151
Kemper Corp.	308,771	19,576,081
Kingstone Companies, Inc.	38,480	169,312
Kinsale Capital Group, Inc.	101,692	15,184,649
Maiden Holdings Ltd. (a)	310,745	372,894
Markel Corp. (a)	67,777	60,824,435
MBIA, Inc. (a)(b)	357,154	2,528,650
Mercury General Corp.	133,278	5,361,774
National General Holdings Corp.	323,564	6,568,349
National Western Life Group, Inc.	11,270	2,208,131
NI Holdings, Inc. (a)	44,844	672,212
Old Republic International Corp.	1,395,215	21,751,402
Palomar Holdings, Inc. (a)	87,081	6,480,568
Primerica, Inc.	203,848	23,165,287
ProAssurance Corp.	264,057	3,643,987
ProSight Global, Inc.	37,689	333,925
Protective Insurance Corp. Class B	41,959	579,873
Reinsurance Group of America, Inc.	307,322	27,889,472
RenaissanceRe Holdings Ltd.	216,619	36,361,665
RLI Corp.	195,941	15,471,501
Safety Insurance Group, Inc.	71,902	5,481,808
Selective Insurance Group, Inc.	290,106	15,216,060
State Auto Financial Corp.	85,309	1,701,061
Stewart Information Services Corp.	118,561	3,654,050
Third Point Reinsurance Ltd. (a)	400,875	2,958,458
Tiptree, Inc.	126,062	768,978
Trupanion, Inc. (a)(b)	146,827	4,422,429
United Fire Group, Inc.	107,301	2,878,886
United Insurance Holdings Corp.	118,183	926,555
Universal Insurance Holdings, Inc.	150,727	2,691,984
Watford Holdings Ltd. (a)	19,177	283,244
White Mountains Insurance Group Ltd.	14,862	13,607,053
		743,373,944
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc. (b)	159,523	392,427
AGNC Investment Corp.	2,653,076	34,330,803
Annaly Capital Management, Inc.	7,030,667	43,308,909
Anworth Mortgage Asset Corp.	550,803	804,172
Apollo Commercial Real Estate Finance, Inc.	700,266	5,763,189
Arbor Realty Trust, Inc.	473,360	3,985,691
Ares Commercial Real Estate Corp.	159,371	1,187,314
Arlington Asset Investment Corp.	206,659	495,982
Armour Residential REIT, Inc.	295,642	2,314,877
Blackstone Mortgage Trust, Inc.	659,632	15,560,719
Capstead Mortgage Corp.	487,273	2,465,601
Cherry Hill Mortgage Investment Corp.	105,093	906,953
Chimera Investment Corp.	878,283	7,298,532
Colony NorthStar Credit Real Estate, Inc.	429,948	2,128,243
Dynex Capital, Inc.	121,799	1,566,335
Ellington Financial LLC	218,416	2,227,843
Ellington Residential Mortgage REIT	44,257	419,114
Exantas Capital Corp.	158,290	316,580
Granite Point Mortgage Trust, Inc.	269,669	1,326,771
Great Ajax Corp.	97,103	796,245
Hunt Companies Finance Trust, Inc.	76,218	175,301
Invesco Mortgage Capital, Inc. (b)	733,700	2,032,349
KKR Real Estate Finance Trust, Inc.	128,525	2,080,820
Ladder Capital Corp. Class A	499,504	3,971,057
Manhattan Bridge Capital, Inc.	2,400	10,656
MFA Financial, Inc.	2,115,050	3,574,435
New Residential Investment Corp.	2,039,705	14,624,685
New York Mortgage Trust, Inc.	1,728,304	3,594,872
Orchid Island Capital, Inc.	330,317	1,377,422
PennyMac Mortgage Investment Trust	485,037	5,340,257
Redwood Trust, Inc.	548,013	2,931,870
Starwood Property Trust, Inc.	1,386,345	18,382,935
TPG RE Finance Trust, Inc.	271,764	2,013,771
Tremont Mortgage Trust	25,608	54,545
Two Harbors Investment Corp.	1,321,129	5,971,503
Western Asset Mortgage Capital Corp.	269,396	533,404
ZAIS Financial Corp.	185,688	1,089,989
		195,356,171
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	269,359	5,872,026
Bridgewater Bancshares, Inc. (a)	98,991	1,031,486
Capitol Federal Financial, Inc.	710,574	8,331,480
CBM Bancorp, Inc.	100	1,204
Central Federal Corp. (a)	1,700	18,309
Columbia Financial, Inc. (a)	256,463	3,616,128
Dime Community Bancshares, Inc.	159,477	2,301,253
Elmira Savings Bank (b)	890	10,493
ESSA Bancorp, Inc.	31,879	457,464
Essent Group Ltd.	485,121	16,033,249
Farmer Mac Class C (non-vtg.)	50,450	3,235,359
FFBW, Inc. (a)	6,052	54,922
First Defiance Financial Corp.	194,600	3,232,306
Flagstar Bancorp, Inc.	175,304	5,136,407
FS Bancorp, Inc.	23,583	996,146
Greene County Bancorp, Inc.	2,194	48,334
Guaranty Federal Bancshares, Inc.	200	2,770
Hingham Institution for Savings	8,302	1,362,773
HMN Financial, Inc. (a)	3,999	58,985
Home Bancorp, Inc.	30,230	718,265
Home Federal Bancorp, Inc.	666	15,984
HomeStreet, Inc.	124,928	2,975,785
IF Bancorp, Inc.	400	6,560
Impac Mortgage Holdings, Inc. (a)(b)	64,633	103,413
Kearny Financial Corp.	393,048	3,368,421
Luther Burbank Corp.	86,415	888,346
Merchants Bancorp/IN	89,004	1,520,188
Meridian Bancorp, Inc. Maryland	278,338	3,206,454
Meta Financial Group, Inc.	171,273	3,103,467
MGIC Investment Corp.	1,714,018	14,072,088
MMA Capital Management, LLC (a)	10,324	257,687
MSB Financial Corp.	400	4,908
New York Community Bancorp, Inc.	2,296,296	23,077,775
NMI Holdings, Inc. (a)	336,617	5,172,120
Northfield Bancorp, Inc.	225,209	2,461,534
Northwest Bancshares, Inc.	594,120	5,917,435
Ocwen Financial Corp. (a)	551,866	407,939
OP Bancorp	50,814	322,161
PCSB Financial Corp.	86,979	1,162,039
PDL Community Bancorp (a)	2,100	18,774
Pennymac Financial Services, Inc.	207,298	6,961,067
Pioneer Bancorp, Inc. (a)(b)	48,545	463,605
Provident Bancorp, Inc.	71,933	612,869
Provident Financial Holdings, Inc.	23,856	307,027
Provident Financial Services, Inc.	306,733	3,996,731
Prudential Bancorp, Inc.	120,325	1,470,372
Radian Group, Inc.	991,286	15,741,622
Randolph Bancorp, Inc. (a)(b)	16,502	156,109
Riverview Bancorp, Inc.	143,960	719,800
Sachem Capital Corp.	73,750	213,138
Security National Financial Corp. Class A	43,977	285,411
Severn Bancorp, Inc.	800	4,880
Southern Missouri Bancorp, Inc.	33,343	810,902
Standard AVB Financial Corp.	400	9,600
Sterling Bancorp, Inc.	84,010	239,429
Territorial Bancorp, Inc.	30,975	787,694
TFS Financial Corp.	264,485	4,075,714
Timberland Bancorp, Inc.	31,588	567,636
Trustco Bank Corp., New York	498,878	3,142,931
Walker & Dunlop, Inc.	143,038	5,793,039
Washington Federal, Inc.	384,900	9,953,514
Waterstone Financial, Inc.	139,160	2,073,484
Westfield Financial, Inc.	129,100	681,648
WMI Holdings Corp. (a)	365,833	4,079,038
WSFS Financial Corp.	263,152	7,281,416
		191,011,113

TOTAL FINANCIALS		3,267,717,061

HEALTH CARE - 16.0%
Biotechnology - 7.0%
89Bio, Inc. (a)(b)	27,845	717,287
Abeona Therapeutics, Inc. (a)	316,648	1,048,105
ACADIA Pharmaceuticals, Inc. (a)	554,257	27,535,488
Acceleron Pharma, Inc. (a)	225,194	22,255,923
Acorda Therapeutics, Inc. (a)(b)	223,771	167,291
Actinium Pharmaceuticals, Inc. (a)	706,935	150,365
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	265,051
ADMA Biologics, Inc. (a)(b)	334,842	1,101,630
Aduro Biotech, Inc. (a)	258,844	846,420
Advaxis, Inc. (a)	275,344	188,886
Adverum Biotechnologies, Inc. (a)(b)	299,546	6,179,634
Aeglea BioTherapeutics, Inc. (a)	122,837	1,082,194
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	528,497	1,971,294
AgeX Therapeutics, Inc. (a)(b)	61,626	69,637
Agios Pharmaceuticals, Inc. (a)(b)	289,639	14,985,922
Aikido Pharma, Inc. (a)(b)	1,109	785
Aileron Therapeutics, Inc. (a)	24,993	40,489
Aimmune Therapeutics, Inc. (a)(b)	204,985	3,404,801
Akebia Therapeutics, Inc. (a)	590,753	6,876,365
Akero Therapeutics, Inc. (a)(b)	30,989	787,740
Albireo Pharma, Inc. (a)	62,359	1,668,727
Aldeyra Therapeutics, Inc. (a)	114,810	564,865
Alector, Inc. (a)(b)	182,197	5,957,842
Alkermes PLC (a)	775,337	12,684,513
Allakos, Inc. (a)(b)	119,002	7,735,130
Allena Pharmaceuticals, Inc. (a)(b)	34,443	57,864
Allogene Therapeutics, Inc. (a)(b)	252,391	12,155,151
Alnylam Pharmaceuticals, Inc. (a)	548,692	74,221,567
Alpine Immune Sciences, Inc. (a)(b)	17,610	65,685
Altimmune, Inc. (a)(b)	56,613	525,369
Amicus Therapeutics, Inc. (a)	1,256,607	15,676,172
AmpliPhi Biosciences Corp. (a)	5,111	19,013
AnaptysBio, Inc. (a)	118,904	2,268,688
Anavex Life Sciences Corp. (a)(b)	245,272	1,008,068
Anika Therapeutics, Inc. (a)(b)	71,795	2,407,286
Anixa Biosciences, Inc. (a)(b)	73,019	166,483
Apellis Pharmaceuticals, Inc. (a)	249,638	8,410,304
Applied Genetic Technologies Corp. (a)	87,754	421,219
Applied Therapeutics, Inc. (a)(b)	39,708	1,807,508
Aprea Therapeutics, Inc. (b)	31,224	838,677
Aptevo Therapeutics, Inc. (a)(b)	4,670	26,619
Aptinyx, Inc. (a)	123,302	461,149
AquaBounty Technologies, Inc. (a)(b)	43,622	118,216
AquaMed Technologies, Inc. (c)	6,256	0
Aravive, Inc. (a)(b)	50,675	649,147
ARCA Biopharma, Inc. (a)	2,654	33,440
Arcturus Therapeutics Holdings, Inc. (a)	48,293	1,880,529
Arcus Biosciences, Inc. (a)	145,685	4,567,225
Ardelyx, Inc. (a)	306,928	2,249,782
Arena Pharmaceuticals, Inc. (a)	273,545	16,349,785
Arrowhead Pharmaceuticals, Inc. (a)	492,850	15,889,484
Assembly Biosciences, Inc. (a)	141,633	2,760,427
Atara Biotherapeutics, Inc. (a)(b)	284,667	3,273,671
Athenex, Inc. (a)(b)	243,705	2,649,073
Athersys, Inc. (a)(b)	720,081	2,095,436
Atossa Therapeutics, Inc. (a)(b)	45,293	107,797
Atreca, Inc.	36,199	668,596
aTyr Pharma, Inc.	38,891	145,452
AVEO Pharmaceuticals, Inc. (a)	69,277	565,300
Avid Bioservices, Inc. (a)(b)	218,965	1,278,756
AVROBIO, Inc. (a)	124,314	2,513,629
Axcella Health, Inc.	6,670	40,020
AzurRx BioPharma, Inc. (a)	41,260	33,132
Bellicum Pharmaceuticals, Inc. (a)(b)	19,838	151,364
Bio Path Holdings, Inc. (a)	14,635	80,932
Biocept, Inc. (a)	251,816	109,540
BioCryst Pharmaceuticals, Inc. (a)(b)	665,534	2,991,575
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	213,057	13,309,671
BioMarin Pharmaceutical, Inc. (a)	882,306	94,009,704
Biospecifics Technologies Corp. (a)	29,132	1,812,010
BioTime, Inc. (a)(b)	632,706	557,857
BioXcel Therapeutics, Inc. (a)	46,146	2,148,558
bluebird bio, Inc. (a)(b)	316,882	20,163,202
Blueprint Medicines Corp. (a)	265,394	17,287,765
BrainStorm Cell Therpeutic, Inc. (a)(b)	138,439	1,031,371
Brickell Biotech, Inc. (a)(b)	14,738	17,096
Bridgebio Pharma, Inc. (b)	103,557	3,037,327
Cabaletta Bio, Inc. (a)	66,326	567,087
Calithera Biosciences, Inc. (a)	267,213	1,555,180
Calyxt, Inc. (a)(b)	41,012	177,992
Cancer Genetics, Inc. (a)	2,231	6,827
Capricor Therapeutics, Inc. (a)(b)	17,272	80,142
Cardiff Oncology, Inc. (a)(b)	39,506	97,580
CareDx, Inc. (a)(b)	185,504	5,958,388
CASI Pharmaceuticals, Inc. (a)(b)	242,893	641,238
Castle Biosciences, Inc. (b)	24,020	923,089
Catabasis Pharmaceuticals, Inc. (a)	71,200	442,152
Catalyst Biosciences, Inc. (a)(b)	78,458	565,682
Catalyst Pharmaceutical Partners, Inc. (a)(b)	465,135	2,004,732
Cel-Sci Corp. (a)(b)	161,677	2,155,154
Celcuity, Inc. (a)(b)	14,316	139,295
Celldex Therapeutics, Inc. (a)	75,745	202,239
Cellectar Biosciences, Inc. (a)(b)	7,104	11,011
Cellular Biomedicine Group, Inc. (a)(b)	56,107	772,593
Celsion Corp. (a)(b)	34,220	102,660
Checkpoint Therapeutics, Inc. (a)	104,918	222,426
ChemoCentryx, Inc. (a)	213,191	13,300,986
Chimerix, Inc. (a)	239,256	746,479
Cidara Therapeutics, Inc. (a)(b)	130,297	471,675
Cleveland Biolabs, Inc. (a)	9,814	20,119
Clovis Oncology, Inc. (a)(b)	358,480	2,480,682
CohBar, Inc. (a)	98,160	248,345
Coherus BioSciences, Inc. (a)(b)	296,635	5,529,276
Concert Pharmaceuticals, Inc. (a)	101,129	1,073,990
Constellation Pharmaceuticals, Inc. (a)	81,298	2,888,518
ContraFect Corp. (a)(b)	61,803	319,522
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	306,666	2,287,728
Cortexyme, Inc. (b)	25,035	1,153,863
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	216,826
Crinetics Pharmaceuticals, Inc. (a)(b)	35,840	585,626
CTI BioPharma Corp. (a)(b)	232,172	236,815
Cue Biopharma, Inc. (a)	105,512	2,920,572
Curis, Inc. (a)	112,824	94,231
Cyclacel Pharmaceuticals, Inc. (a)(b)	870	4,367
Cyclerion Therapeutics, Inc. (a)(b)	73,939	294,277
Cytokinetics, Inc. (a)(b)	294,047	6,089,713
CytomX Therapeutics, Inc. (a)	226,661	2,008,216
Deciphera Pharmaceuticals, Inc. (a)	95,946	5,619,557
Denali Therapeutics, Inc. (a)(b)	362,210	10,080,304
DiaMedica Therapeutics, Inc. (a)	49,472	228,561
Dicerna Pharmaceuticals, Inc. (a)	285,736	6,163,326
Diffusion Pharmaceuticals, Inc. (a)	188,991	245,688
Dyadic International, Inc. (a)(b)	105,359	641,636
Dynavax Technologies Corp. (a)(b)	403,229	2,467,761
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,526,349
Edge Therapeutics, Inc. (a)(b)	70,256	92,035
Editas Medicine, Inc. (a)(b)	272,297	7,371,080
Eidos Therapeutics, Inc. (a)(b)	24,927	1,219,180
Eiger Biopharmaceuticals, Inc. (a)	109,342	1,319,758
Emergent BioSolutions, Inc. (a)	215,899	18,025,408
Enanta Pharmaceuticals, Inc. (a)	79,709	4,104,216
Enochian Biosciences, Inc. (a)(b)	117,314	416,465
Epizyme, Inc. (a)(b)	377,834	6,630,987
Esperion Therapeutics, Inc. (a)(b)	123,651	5,239,093
Evelo Biosciences, Inc. (a)(b)	35,269	154,126
Exact Sciences Corp. (a)(b)	687,847	59,072,300
Exelixis, Inc. (a)	1,494,291	36,923,931
Exicure, Inc. (a)	374,089	1,036,227
Fate Therapeutics, Inc. (a)	303,445	9,840,721
FibroGen, Inc. (a)	387,823	12,968,801
Five Prime Therapeutics, Inc. (a)	180,556	956,947
Flexion Therapeutics, Inc. (a)(b)	163,082	1,864,027
Fortress Biotech, Inc. (a)(b)	212,668	616,737
Frequency Therapeutics, Inc. (b)	33,312	618,271
G1 Therapeutics, Inc. (a)	142,471	2,417,733
Galectin Therapeutics, Inc. (a)(b)	215,428	652,747
Galera Therapeutics, Inc. (a)	29,036	303,717
Genocea Biosciences, Inc. (a)(b)	98,878	272,903
Genprex, Inc. (a)(b)	102,460	290,986
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)	927,720	1,493,629
Global Blood Therapeutics, Inc. (a)(b)	296,445	20,727,434
GlycoMimetics, Inc. (a)	178,499	505,152
Gossamer Bio, Inc. (a)(b)	185,232	2,250,569
Gritstone Oncology, Inc. (a)(b)	95,140	614,604
Halozyme Therapeutics, Inc. (a)(b)	565,535	13,725,534
Harpoon Therapeutics, Inc. (a)	35,504	772,567
Heat Biologics, Inc. (a)	412,726	420,981
Hemispherx Biopharma, Inc. (a)(b)	125,063	350,176
Heron Therapeutics, Inc. (a)(b)	379,283	6,910,536
Histogen, Inc. (a)(b)	12,059	52,095
Homology Medicines, Inc. (a)	123,609	1,760,192
Hookipa Pharma, Inc. (a)	35,652	388,963
iBio, Inc. (a)	314,515	503,224
Idera Pharmaceuticals, Inc. (a)(b)	101,043	174,804
IGM Biosciences, Inc. (a)(b)	58,966	3,819,817
Immucell Corp. (a)	13,116	58,760
Immunic, Inc. (a)(b)	3,945	47,301
ImmunoGen, Inc. (a)	861,113	4,030,009
Immunomedics, Inc. (a)(b)	978,923	32,882,024
Infinity Pharmaceuticals, Inc. (a)	232,096	208,886
Inovio Pharmaceuticals, Inc. (a)(b)	673,685	9,936,854
Insmed, Inc. (a)	489,588	11,892,093
Intellia Therapeutics, Inc. (a)(b)	196,855	3,446,931
Intercept Pharmaceuticals, Inc. (a)(b)	124,488	8,995,503
Invitae Corp. (a)(b)	521,003	8,763,270
Ionis Pharmaceuticals, Inc. (a)	629,678	35,394,200
Iovance Biotherapeutics, Inc. (a)(b)	571,426	18,337,060
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	767,159	7,464,457
IsoRay, Inc. (a)(b)	218,985	157,450
Iveric Bio, Inc. (a)	160,325	642,903
Jounce Therapeutics, Inc. (a)(b)	76,862	414,286
Kadmon Holdings, Inc. (a)(b)	730,429	3,243,105
Kalvista Pharmaceuticals, Inc. (a)	58,573	658,946
Karuna Therapeutics, Inc. (a)(b)	51,315	4,816,426
Karyopharm Therapeutics, Inc. (a)	313,080	5,788,849
Kezar Life Sciences, Inc. (a)	152,617	727,983
Kindred Biosciences, Inc. (a)	179,235	768,918
Kiniksa Pharmaceuticals Ltd. (a)(b)	58,878	1,228,784
Kodiak Sciences, Inc. (a)(b)	118,756	7,672,825
Krystal Biotech, Inc. (a)	54,475	2,800,560
Kura Oncology, Inc. (a)(b)	199,048	3,401,730
La Jolla Pharmaceutical Co. (a)(b)	115,502	545,169
Larimar Therapeutics, Inc. (a)(b)	12,118	150,263
Leap Therapeutics, Inc. (a)(b)	59,536	141,100
Lexicon Pharmaceuticals, Inc. (a)(b)	205,959	393,382
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	80,692	8,195,886
General CVR (a)	26,087	335
Glucagon CVR (a)	26,087	365
rights (a)	26,087	355
TR Beta CVR (a)	26,087	6,261
LogicBio Therapeutics, Inc. (a)	26,984	185,110
Macrogenics, Inc. (a)	240,687	4,630,818
Madrigal Pharmaceuticals, Inc. (a)(b)	45,567	5,286,683
Magenta Therapeutics, Inc. (a)	78,171	691,032
MannKind Corp. (a)(b)	909,470	1,373,300
Marker Therapeutics, Inc.(a)(b)	139,201	315,986
Matinas BioPharma Holdings, Inc. (a)(b)	729,652	656,687
MediciNova, Inc. (a)(b)	201,492	1,075,967
MEI Pharma, Inc. (a)	409,177	1,495,542
Merrimack Pharmaceuticals, Inc.	57,524	195,006
Mersana Therapeutics, Inc. (a)	166,547	3,770,624
Minerva Neurosciences, Inc. (a)	169,366	628,348
Miragen Therapeutics, Inc. (a)	80,669	79,620
Mirati Therapeutics, Inc. (a)	179,730	17,827,419
Mirum Pharmaceuticals, Inc. (a)(b)	35,699	601,528
Moderna, Inc. (a)(b)	1,453,549	89,393,264
Molecular Templates, Inc. (a)	113,821	1,766,502
Moleculin Biotech, Inc. (a)	294,226	320,706
Momenta Pharmaceuticals, Inc. (a)	559,334	17,607,834
Morphic Holding, Inc. (b)	27,576	573,029
Mustang Bio, Inc. (a)(b)	144,129	537,601
Myriad Genetics, Inc. (a)(b)	364,997	5,303,406
NanoViricides, Inc. (a)(b)	27,517	206,928
NantKwest, Inc. (a)(b)	175,194	1,180,808
Natera, Inc. (a)	320,455	14,051,952
Navidea Biopharmaceuticals, Inc. (a)	28,052	73,496
Neoleukin Therapeutics, Inc. (a)(b)	177,049	2,156,457
Neubase Therapeutics, Inc. (a)(b)	24,031	187,442
Neurobo Pharmaceuticals, Inc. (a)	3,300	43,626
Neurobo Pharmaceuticals, Inc. rights (a)(c)	33,731	0
Neurocrine Biosciences, Inc. (a)	453,278	56,550,963
Neurotrope, Inc. (a)	28,101	40,184
NewLink Genetics Corp. (a)(b)	13,119	182,485
NextCure, Inc. (b)	45,256	1,412,440
Novavax, Inc. (a)(b)	253,242	11,659,262
Ocugen, Inc. (a)	194,488	60,291
OncoCyte Corp. (a)	130,915	361,325
OncoGenex Pharmaceuticals, Inc. (a)(b)	35,278	14,404
OncoMed Pharmaceuticals, Inc. rights (a)(c)	102,576	1
OncoSec Medical, Inc. (a)	22,317	49,767
Oncternal Therapeutics, Inc. (a)	6,762	20,556
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	54,859	106,426
Opko Health, Inc. (a)(b)	2,030,475	4,629,483
Oragenics, Inc. (a)(b)	192,087	108,510
Organogenesis Holdings, Inc. Class A (a)	82,278	339,808
Organovo Holdings, Inc. (a)	488,772	308,660
Orgenesis, Inc. (a)(b)	44,808	325,754
Outlook Therapeutics, Inc. (a)(b)	34,757	35,452
OvaScience, Inc. (a)	48,059	127,837
Ovid Therapeutics, Inc. (a)	168,808	903,123
Oyster Point Pharma, Inc. (a)(b)	28,820	820,217
Palatin Technologies, Inc. (a)(b)	1,049,809	532,148
PDL BioPharma, Inc. (a)	615,441	2,012,492
Pfenex, Inc. (a)	155,714	1,138,269
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	413,109
Pieris Pharmaceuticals, Inc. (a)(b)	241,212	868,363
Plus Therapeutics, Inc. (a)(b)	6,336	10,201
Polarityte, Inc. (a)	96,620	94,340
Portola Pharmaceuticals, Inc. (a)(b)	344,643	6,186,342
Precigen, Inc. (a)(b)	357,665	786,863
Precision BioSciences, Inc. (a)	41,265	289,268
Prevail Therapeutics, Inc.	37,946	632,939
Principia Biopharma, Inc. (a)	91,619	5,853,538
Progenics Pharmaceuticals, Inc. (a)	440,937	1,871,778
Protagonist Therapeutics, Inc. (a)	104,331	1,724,591
Protara Therapeutics, Inc. (a)(b)	595	32,368
Proteostasis Therapeutics, Inc. (a)(b)	198,769	260,387
Prothena Corp. PLC (a)	184,951	1,971,578
PTC Therapeutics, Inc. (a)	302,577	15,343,680
Puma Biotechnology, Inc. (a)(b)	169,526	1,730,860
Radius Health, Inc. (a)	206,696	2,616,771
RAPT Therapeutics, Inc. (a)	29,990	548,217
Recro Pharma, Inc. (a)(b)	82,926	374,826
REGENXBIO, Inc. (a)	154,707	5,826,266
Regulus Therapeutics, Inc. (a)(b)	30,166	22,625
Repligen Corp. (a)	230,296	30,161,867
Replimune Group, Inc. (a)(b)	47,782	897,346
Retrophin, Inc. (a)	210,820	3,306,712
Rexahn Pharmaceuticals, Inc. (a)	22,895	56,322
Rhythm Pharmaceuticals, Inc. (a)(b)	148,206	2,873,714
Rigel Pharmaceuticals, Inc. (a)	838,915	1,640,079
Rocket Pharmaceuticals, Inc. (a)(b)	173,080	3,255,635
Rubius Therapeutics, Inc. (a)(b)	170,211	1,097,861
RXi Pharmaceuticals Corp. (a)	164	500
Sage Therapeutics, Inc. (a)(b)	256,505	9,162,359
Salarius Pharmaceuticals, Inc. (a)(b)	12,754	12,625
Salarius Pharmaceuticals, Inc. rights (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	567,497	6,350,291
Sarepta Therapeutics, Inc. (a)(b)	348,558	53,074,927
Savara, Inc. (a)(b)	124,425	303,597
Scholar Rock Holding Corp. (a)	82,482	1,517,669
Seattle Genetics, Inc. (a)	564,500	88,745,045
Selecta Biosciences, Inc. (a)(b)	166,325	610,413
Sellas Life Sciences Group, Inc. (a)(b)	22,085	75,752
Seneca Biopharma, Inc. (a)(b)	3,323	3,057
Seres Therapeutics, Inc. (a)(b)	246,728	1,354,537
Sesen Bio, Inc. (a)	466,232	374,944
Soleno Therapeutics, Inc. (a)	83,233	279,663
Solid Biosciences, Inc. (a)(b)	69,813	205,948
Soligenix, Inc. (a)(b)	75,807	144,791
Sonnet Biotherapeutics Holding (a)(b)	347	1,433
Sorrento Therapeutics, Inc. (a)(b)	588,515	2,972,001
Spectrum Pharmaceuticals, Inc. (a)	560,811	1,648,784
Spero Therapeutics, Inc. (a)	59,589	704,342
Spring Bank Pharmaceuticals, Inc. (a)(b)	54,942	90,654
Springworks Therapeutics, Inc. (a)(b)	45,884	1,746,804
Stemline Therapeutics, Inc. (a)(b)	230,169	2,734,408
Stoke Therapeutics, Inc. (b)	44,060	1,218,700
Sunesis Pharmaceuticals, Inc. (a)	420,679	164,065
Surface Oncology, Inc. (a)	45,281	231,386
Sutro Biopharma, Inc. (a)	31,902	319,339
Syndax Pharmaceuticals, Inc. (a)	95,943	1,554,277
Synlogic, Inc. (a)(b)	80,173	201,234
Synthetic Biologics, Inc. (a)(b)	14,928	5,917
Syros Pharmaceuticals, Inc. (a)	169,884	1,663,164
T2 Biosystems, Inc. (a)(b)	486,039	407,933
TCR2 Therapeutics, Inc. (a)	69,260	699,526
Tenax Therapeutics, Inc. (a)	1,474	2,123
TG Therapeutics, Inc. (a)(b)	475,523	8,868,504
Tocagen, Inc. (a)	101,258	122,522
TONIX Pharmaceuticals Holding (a)	83,212	54,088
TRACON Pharmaceuticals, Inc. (a)(b)	2,418	5,561
Translate Bio, Inc. (a)(b)	216,976	4,495,743
Trevena, Inc. (a)(b)	404,670	526,071
Turning Point Therapeutics, Inc. (a)	97,433	6,747,235
Twist Bioscience Corp. (a)(b)	141,864	5,383,739
Tyme, Inc. (a)(b)	276,137	425,251
Ultragenyx Pharmaceutical, Inc. (a)(b)	268,332	18,370,009
United Therapeutics Corp. (a)	214,682	25,321,742
UNITY Biotechnology, Inc. (a)(b)	127,109	1,039,752
Unum Therapeutics, Inc. (a)(b)	43,783	24,571
Vanda Pharmaceuticals, Inc. (a)	264,067	3,094,865
Vaxart, Inc. (a)(b)	200,494	537,324
VBI Vaccines, Inc. (a)(b)	903,990	1,970,698
Veracyte, Inc. (a)	220,012	5,487,099
Verastem, Inc. (a)(b)	656,375	1,220,858
Vericel Corp. (a)(b)	220,399	3,169,338
Viela Bio, Inc. (b)	59,049	2,769,398
Viking Therapeutics, Inc. (a)(b)	323,126	2,310,351
VistaGen Therapeutics, Inc. (a)(b)	182,080	80,407
Voyager Therapeutics, Inc. (a)	126,993	1,536,615
vTv Therapeutics, Inc. Class A (a)(b)	24,729	71,220
X4 Pharmaceuticals, Inc. (a)	83,212	710,630
Xbiotech, Inc. (a)	80,252	1,121,120
Xencor, Inc. (a)	245,158	7,416,030
Xenetic Biosciences, Inc. (a)(b)	312	315
XOMA Corp. (a)(b)	35,734	736,835
Y-mAbs Therapeutics, Inc. (a)	85,376	3,259,656
Yield10 Bioscience, Inc. (a)(b)	1,319	7,914
ZIOPHARM Oncology, Inc. (a)(b)	924,816	2,737,455
		1,583,981,962
Health Care Equipment & Supplies - 2.8%
Accelerate Diagnostics, Inc. (a)(b)	128,811	1,075,572
Accuray, Inc. (a)(b)	447,286	939,301
Aethlon Medical, Inc. (a)(b)	5,590	8,217
Akers Biosciences, Inc. (a)(b)	2,510	8,534
Allied Healthcare Products, Inc. (a)(b)	17,178	160,271
Alphatec Holdings, Inc. (a)	204,305	909,157
Angiodynamics, Inc. (a)	190,356	1,943,535
Antares Pharma, Inc. (a)(b)	764,398	2,193,822
Apollo Endosurgery, Inc. (a)	58,883	107,756
Atricure, Inc. (a)	214,131	10,237,603
Atrion Corp.	7,159	4,596,006
Avanos Medical, Inc. (a)	234,526	6,815,326
Avinger, Inc. (a)(b)	17,548	6,528
AxoGen, Inc. (a)	176,225	1,709,383
Axonics Modulation Technologies, Inc. (a)(b)	74,757	2,741,339
Bellerophon Therapeutics, Inc. (a)	11,892	168,629
Beyond Air, Inc. (a)(b)	55,263	402,315
BioLase Technology, Inc. (a)(b)	34,145	13,655
BioLife Solutions, Inc. (a)(b)	57,681	948,852
Biomerica, Inc. (a)(b)	42,350	274,005
BioSig Technologies, Inc. (a)(b)	101,912	955,935
Bovie Medical Corp. (a)	148,176	657,901
Cantel Medical Corp.	183,721	7,730,980
Cardiovascular Systems, Inc. (a)	174,419	6,753,504
Cerus Corp. (a)	821,712	5,111,049
Chembio Diagnostics, Inc. (a)(b)	72,631	699,437
Co.-Diagnostics, Inc. (a)(b)	94,294	1,697,292
ConforMis, Inc. (a)(b)	355,877	351,856
CONMED Corp.	138,856	10,193,419
Cryolife, Inc. (a)	186,251	4,233,485
CryoPort, Inc. (a)(b)	185,483	4,557,317
Cutera, Inc. (a)	71,387	948,019
CytoSorbents Corp. (a)(b)	146,223	1,492,937
Dare Bioscience, Inc. (a)	40,212	42,223
DarioHealth Corp. (a)	13,040	81,630
Dynatronics Corp. (a)(b)	3,361	2,234
Ekso Bionics Holdings, Inc. (a)(b)	14,813	56,734
electroCore, Inc. (a)	92,088	85,596
Electromed, Inc. (a)	34,919	503,532
Endologix, Inc. (a)(b)	82,105	60,380
ENDRA Life Sciences, Inc. (a)(b)	24,073	22,147
Envista Holdings Corp. (a)	777,053	16,426,900
Fonar Corp. (a)	28,130	672,307
Genmark Diagnostics, Inc. (a)	269,663	2,559,102
Glaukos Corp. (a)(b)	191,525	7,465,645
Globus Medical, Inc. (a)	377,762	20,644,693
Haemonetics Corp. (a)	249,093	27,320,520
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	49,491
Heska Corp. (a)(b)	34,366	3,021,802
Hill-Rom Holdings, Inc.	327,776	33,324,986
ICU Medical, Inc. (a)	94,560	18,876,067
Inogen, Inc. (a)	90,478	3,438,164
Insulet Corp. (a)	303,945	57,314,909
Integer Holdings Corp. (a)	160,735	12,726,997
Integra LifeSciences Holdings Corp. (a)	350,651	18,272,424
IntriCon Corp. (a)	36,727	519,320
Invacare Corp.	160,080	986,093
InVivo Therapeutics Holdings Corp. (a)(b)	160	243
IRadimed Corp. (a)	25,824	600,408
iRhythm Technologies, Inc. (a)	130,066	16,168,504
Iridex Corp. (a)	27,462	49,432
Kewaunee Scientific Corp.	10,875	103,856
Lantheus Holdings, Inc. (a)	191,516	2,629,515
LeMaitre Vascular, Inc. (b)	83,823	2,254,000
LivaNova PLC (a)	237,562	12,707,191
Masimo Corp. (a)	240,875	57,855,766
Meridian Bioscience, Inc. (a)	213,840	3,305,966
Merit Medical Systems, Inc. (a)	271,718	12,224,593
Mesa Laboratories, Inc.	19,775	5,225,544
Microbot Medical, Inc. (a)(b)	32,053	242,000
Milestone Scientific, Inc. (a)(b)	123,561	227,352
Misonix, Inc. (a)(b)	72,790	1,013,965
Motus GI Holdings, Inc. (a)	121,781	154,662
Myomo, Inc. (a)(b)	1,220	4,587
Natus Medical, Inc. (a)	171,429	3,668,581
Neogen Corp. (a)	258,298	18,395,984
NeuroMetrix, Inc. (a)	80	166
Neuronetics, Inc. (a)	44,579	81,580
Nevro Corp. (a)	152,743	19,184,521
NuVasive, Inc. (a)	255,436	15,479,422
Obalon Therapeutics, Inc. (a)(b)	5,779	5,605
OraSure Technologies, Inc. (a)	304,353	4,425,293
Orthofix International NV (a)	95,887	3,267,829
OrthoPediatrics Corp. (a)(b)	47,164	2,175,675
PAVmed, Inc. (a)(b)	105,678	210,299
Penumbra, Inc. (a)(b)	158,058	27,252,360
Predictive Oncology, Inc. (a)(b)	2,723	4,193
Pro-Dex, Inc. (a)	600	11,820
Pulse Biosciences, Inc. (a)(b)	59,133	537,519
Pulse Biosciences, Inc. rights 6/8/20 (a)(c)	59,133	24,836
Quidel Corp. (a)	186,417	32,622,975
Repro Medical Systems, Inc. (a)(b)	88,592	896,551
Retractable Technologies, Inc. (a)	54,530	296,643
Rockwell Medical Technologies, Inc. (a)(b)	293,370	627,812
RTI Biologics, Inc. (a)	350,662	953,801
Seaspine Holdings Corp. (a)	118,695	1,264,102
Second Sight Medical Products, Inc. (a)(b)	13,659	13,051
Senseonics Holdings, Inc. (a)(b)	673,976	314,545
Sensus Healthcare, Inc. (a)(b)	44,385	106,080
Shockwave Medical, Inc. (a)	44,362	1,952,372
SI-BONE, Inc. (a)	94,884	1,659,521
Sientra, Inc. (a)	209,133	811,436
Silk Road Medical, Inc. (a)	63,906	2,445,683
Sintx Technologies, Inc. (a)(b)	123	85
SmileDirectClub, Inc. (a)(b)	285,440	2,229,286
Soliton, Inc. (a)(b)	32,038	318,137
Staar Surgical Co. (a)	143,912	5,583,786
Stereotaxis, Inc. (a)(b)	153,027	632,002
STRATA Skin Sciences, Inc. (a)	18,623	23,093
SurModics, Inc. (a)	65,592	2,425,592
Tactile Systems Technology, Inc. (a)(b)	93,502	4,530,172
Tandem Diabetes Care, Inc. (a)	276,266	22,971,518
Tela Bio, Inc. (a)	23,429	322,149
Thermogenesis Holdings, Inc. (a)	19,470	119,935
TransEnterix, Inc. (a)(b)	70,378	29,791
TransMedics Group, Inc. (b)	29,529	390,078
Utah Medical Products, Inc.	17,323	1,723,292
Vapotherm, Inc. (a)	74,564	1,985,639
Varex Imaging Corp. (a)	190,767	3,578,789
Venus Concept, Inc. (a)(b)	49,087	145,298
Vermillion, Inc. (a)(b)	187,667	613,671
ViewRay, Inc. (a)(b)	509,639	891,868
Viveve Medical, Inc. (a)	1,298	819
VolitionRx Ltd. (a)(b)	129,302	398,250
Wright Medical Group NV (a)	619,383	18,302,768
Zosano Pharma Corp. (a)(b)	297,971	292,012
Zynex, Inc. (a)(b)	78,591	1,524,665
		627,607,367
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	435,859	12,469,926
Addus HomeCare Corp. (a)	66,960	6,626,362
Amedisys, Inc. (a)	158,319	30,405,164
American Renal Associates Holdings, Inc. (a)	75,260	465,859
American Shared Hospital Services (a)	113	208
AMN Healthcare Services, Inc. (a)	228,628	10,141,938
Apollo Medical Holdings, Inc. (a)(b)	126,875	2,396,669
Avalon GloboCare Corp. (a)	20,092	31,946
BioScrip, Inc. (a)	166,245	2,526,924
BioTelemetry, Inc. (a)	168,317	7,941,196
Brookdale Senior Living, Inc. (a)	944,861	3,458,191
Caladrius Biosciences, Inc. (a)(b)	36,321	69,010
Capital Senior Living Corp. (a)(b)	152,578	100,701
Catasys, Inc. (a)(b)	27,111	537,069
Chemed Corp.	78,535	37,579,783
Community Health Systems, Inc. (a)(b)	593,203	1,868,589
Corvel Corp. (a)	45,353	3,079,015
Covetrus, Inc. (a)(b)	483,385	7,386,123
Cross Country Healthcare, Inc. (a)	178,368	1,082,694
CynergisTek, Inc. (a)	1,100	1,485
Digirad Corp. (a)(b)	5,124	10,709
Encompass Health Corp.	483,687	35,430,073
Enzo Biochem, Inc. (a)	197,450	562,733
Exagen, Inc. (a)(b)	26,300	304,817
Five Star Sr Living, Inc. (a)(b)	98,753	366,374
Fulgent Genetics, Inc. (a)(b)	53,344	929,252
Genesis HealthCare, Inc. Class A (a)(b)	198,253	170,914
Guardant Health, Inc. (a)	198,638	17,954,889
Hanger, Inc. (a)	188,044	3,452,488
HealthEquity, Inc. (a)	348,655	21,606,150
InfuSystems Holdings, Inc. (a)	54,991	638,446
Interpace Diagnostics Group, Inc. (a)(b)	17,441	87,205
LHC Group, Inc. (a)	145,271	23,607,990
Magellan Health Services, Inc. (a)	107,463	8,058,650
MEDNAX, Inc. (a)(b)	410,692	6,378,047
Molina Healthcare, Inc. (a)	308,108	57,252,629
National Healthcare Corp.	56,426	3,784,492
National Research Corp. Class A	59,643	3,382,951
Owens & Minor, Inc.	305,864	2,425,502
Patterson Companies, Inc. (b)	421,007	8,289,628
Pennant Group, Inc. (a)	129,210	3,293,563
PetIQ, Inc. Class A (a)(b)	93,463	2,867,445
Precipio, Inc. (a)(b)	15,762	13,207
Premier, Inc. (a)	323,500	11,254,565
Progyny, Inc. (a)	49,243	1,229,105
Providence Service Corp. (a)	57,204	4,604,922
Psychemedics Corp.	24,117	139,879
R1 RCM, Inc. (a)	496,225	5,264,947
RadNet, Inc. (a)	207,413	3,534,318
Regional Health Properties, Inc. (a)	3,317	4,080
Select Medical Holdings Corp. (a)	529,253	8,542,143
Sharps Compliance Corp. (a)(b)	51,289	364,152
SunLink Health Systems, Inc. (a)	10,027	8,519
Surgery Partners, Inc. (a)(b)	98,965	1,326,626
Tenet Healthcare Corp. (a)	508,773	11,070,900
The Ensign Group, Inc.	245,260	10,722,767
The Joint Corp. (a)(b)	57,071	862,343
Tivity Health, Inc. (a)	219,176	2,334,224
Triple-S Management Corp. (b)	121,326	2,414,387
U.S. Physical Therapy, Inc.	62,634	4,643,685
		397,358,568
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	787,089	4,974,402
Castlight Health, Inc. Class B (a)	369,928	291,392
Change Healthcare, Inc.	1,079,516	13,472,360
Computer Programs & Systems, Inc.	61,140	1,352,417
Evolent Health, Inc. (a)(b)	384,854	3,417,504
Health Catalyst, Inc.	38,814	1,053,412
HealthStream, Inc. (a)	129,290	2,945,226
HMS Holdings Corp. (a)	430,173	13,438,605
HTG Molecular Diagnostics (a)(b)	259,764	137,649
iCAD, Inc. (a)(b)	102,580	1,204,289
Inovalon Holdings, Inc. Class A (a)(b)	374,813	7,053,981
Inspire Medical Systems, Inc. (a)	72,953	5,948,588
Livongo Health, Inc.	65,344	3,916,066
Medical Transcription Billing Corp. (a)	30,125	197,319
NantHealth, Inc. (a)(b)	148,762	392,732
Nextgen Healthcare, Inc. (a)	242,548	2,503,095
Omnicell, Inc. (a)	206,792	13,836,453
OptimizeRx Corp. (a)(b)	59,831	679,680
Phreesia, Inc. (b)	77,913	2,284,409
SCWorx, Corp. (a)(b)(c)	37,411	215,300
Simulations Plus, Inc. (b)	61,932	3,138,094
Streamline Health Solutions, Inc. (a)(b)	73,168	68,054
Tabula Rasa HealthCare, Inc. (a)(b)	97,231	5,195,052
Teladoc Health, Inc. (a)(b)	355,771	61,925,500
Veeva Systems, Inc. Class A (a)	646,265	141,448,021
Vocera Communications, Inc. (a)	155,689	3,056,175
		294,145,775
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	56,523	4,407,098
Adaptive Biotechnologies Corp.	109,938	4,254,601
Avantor, Inc.	1,321,848	25,075,457
Bio-Rad Laboratories, Inc. Class A (a)	105,928	52,044,545
Bio-Techne Corp.	187,189	49,567,647
Bioanalytical Systems, Inc. (a)	4,600	24,426
BioNano Genomics, Inc. (a)(b)	109,926	49,357
Bruker Corp.	499,507	21,618,663
Champions Oncology, Inc. (a)	19,987	192,475
Charles River Laboratories International, Inc. (a)	239,634	43,052,644
ChromaDex, Inc. (a)(b)	212,135	1,020,369
Codexis, Inc. (a)	241,468	2,999,033
Fluidigm Corp. (a)(b)	334,703	1,459,305
Harvard Bioscience, Inc. (a)	177,133	467,631
Luminex Corp.	205,367	6,399,236
Medpace Holdings, Inc. (a)	134,931	12,524,295
Nanostring Technologies, Inc. (a)	165,960	5,066,759
NeoGenomics, Inc. (a)	514,465	13,731,071
Pacific Biosciences of California, Inc. (a)	713,868	2,512,815
Personalis, Inc. (a)(b)	46,865	554,882
PRA Health Sciences, Inc. (a)	310,834	32,171,319
Quanterix Corp. (a)(b)	70,862	1,955,083
Syneos Health, Inc. (a)	306,825	18,713,257
		299,861,968
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	410,734	570,920
Acer Therapeutics, Inc. (a)(b)	21,687	66,579
Aclaris Therapeutics, Inc. (a)(b)	190,552	268,678
Adamis Pharmaceuticals Corp. (a)(b)	305,602	150,692
Adial Pharmaceuticals, Inc. (a)(b)	46,293	74,069
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	2,886,013
Aerpio Pharmaceuticals, Inc. (a)	80,581	90,251
Agile Therapeutics, Inc. (a)(b)	375,728	1,059,553
Akcea Therapeutics, Inc. (a)(b)	91,315	1,360,594
Alimera Sciences, Inc. (a)(b)	6,701	33,036
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,257,671
Amneal Pharmaceuticals, Inc. (a)	543,914	2,648,861
Amphastar Pharmaceuticals, Inc. (a)	171,053	3,188,428
Ampio Pharmaceuticals, Inc. (a)(b)	579,553	310,930
ANI Pharmaceuticals, Inc. (a)	46,272	1,437,208
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	83,465	406,475
Arvinas Holding Co. LLC (a)	74,724	2,486,067
Assertio Holdings, Inc. (a)	322,688	318,364
AstraZeneca PLC rights (a)(c)	21,542	0
Avenue Therapeutics, Inc. (a)	52,950	607,337
Axsome Therapeutics, Inc. (a)(b)	131,022	10,086,074
Aytu BioScience, Inc. (a)	111,964	166,826
Baudax Bio, Inc. (a)(b)	33,170	140,973
Biodelivery Sciences International, Inc. (a)	396,726	1,896,350
BioPharmX Corp. (a)(b)	1,985	5,360
Cara Therapeutics, Inc. (a)(b)	212,885	3,378,485
Cassava Sciences, Inc. (a)(b)	58,321	124,807
Catalent, Inc. (a)	760,880	59,143,202
Cerecor, Inc. (a)	90,090	290,991
Chiasma, Inc. (a)	166,378	1,039,863
Citius Pharmaceuticals, Inc. (a)(b)	51,005	44,272
Clearside Biomedical, Inc. (a)(b)	197,183	366,760
Cocrystal Pharma, Inc. (a)(b)	226,784	218,847
Collegium Pharmaceutical, Inc. (a)(b)	148,930	3,283,907
ContraVir Pharmaceuticals, Inc. (a)(b)	620	1,147
Corcept Therapeutics, Inc. (a)(b)	508,154	7,693,452
CorMedix, Inc. (a)(b)	126,786	560,394
Cumberland Pharmaceuticals, Inc. (a)	33,008	109,256
CymaBay Therapeutics, Inc. (a)(b)	322,086	1,193,329
Durect Corp. (a)(b)	960,021	2,246,449
Elanco Animal Health, Inc. (a)	1,945,050	41,643,521
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	118,827	402,824
Endo International PLC (a)	988,754	3,816,590
Evofem Biosciences, Inc. (a)(b)	175,815	959,950
Evoke Pharma, Inc. (a)(b)	107,887	266,481
Evolus, Inc. (a)(b)	102,958	470,518
EyeGate Pharmaceuticals, Inc. (a)	12,656	64,672
Eyenovia, Inc. (a)(b)	36,875	106,569
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	238,163
Fulcrum Therapeutics, Inc. (b)	25,639	510,472
Harrow Health, Inc. (a)	104,639	566,097
Horizon Pharma PLC (a)	920,732	46,708,734
Hoth Therapeutics, Inc. (a)(b)	10,957	31,666
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	30,499
Innoviva, Inc. (a)(b)	333,963	4,665,463
Intersect ENT, Inc. (a)	155,748	1,736,590
Intra-Cellular Therapies, Inc. (a)(b)	267,516	5,585,734
Jaguar Health, Inc. (a)(b)	419	202
Jazz Pharmaceuticals PLC (a)	277,307	33,088,271
Kala Pharmaceuticals, Inc. (a)(b)	109,553	1,348,597
Kaleido Biosciences, Inc. (a)(b)	22,431	161,952
Lannett Co., Inc. (a)(b)	164,445	1,258,004
Lipocine, Inc. (a)(b)	145,253	132,703
Liquidia Technologies, Inc. (a)(b)	49,612	458,415
Mallinckrodt PLC (a)(b)	429,788	1,212,002
Marinus Pharmaceuticals, Inc. (a)(b)	378,560	961,542
Menlo Therapeutics, Inc. (a)(b)	154,904	370,221
MyoKardia, Inc. (a)	253,223	25,902,181
Nektar Therapeutics (a)(b)	867,340	18,821,278
Neos Therapeutics, Inc. (a)(b)	188,234	133,608
NGM Biopharmaceuticals, Inc. (a)(b)	34,436	679,422
NovaBay Pharmaceuticals, Inc. (a)(b)	65,659	55,482
Novan, Inc. (a)(b)	41,027	16,534
Novus Therapeutics, Inc. (a)	3,160	4,013
Ocular Therapeutix, Inc. (a)(b)	224,313	1,579,164
Odonate Therapeutics, Inc. (a)	58,848	1,922,564
Omeros Corp. (a)(b)	249,213	3,708,289
Onconova Therapeutics, Inc. (a)	377,269	157,548
Opiant Pharmaceuticals, Inc. (a)	6,002	66,682
OptiNose, Inc. (a)(b)	130,219	562,546
Osmotica Pharmaceuticals PLC (a)(b)	70,229	419,267
Otonomy, Inc. (a)	109,470	280,243
Pacira Biosciences, Inc. (a)	205,563	9,034,494
Paratek Pharmaceuticals, Inc. (a)(b)	185,584	823,993
Phathom Pharmaceuticals, Inc. (a)	54,453	2,302,273
Phibro Animal Health Corp. Class A	102,231	2,678,452
Plx Pharma PLC/New (a)(b)	5,046	18,822
Prestige Brands Holdings, Inc. (a)	247,813	10,457,709
Provention Bio, Inc. (a)(b)	168,919	2,298,988
Pulmatrix, Inc. (a)	97,666	164,079
Qualigen Therapeutics, Inc. (a)	116	748
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Reata Pharmaceuticals, Inc. (a)(b)	125,692	18,265,561
Relmada Therapeutics, Inc. (a)(b)	64,393	3,104,387
resTORbio, Inc. (a)(b)	78,453	170,243
Revance Therapeutics, Inc. (a)	238,983	4,994,745
Satsuma Pharmaceuticals, Inc. (a)	30,713	804,681
scPharmaceuticals, Inc. (a)	23,358	194,572
SCYNEXIS, Inc. (a)(b)	434,732	327,875
Seelos Therapeutics, Inc. (a)	88,253	108,551
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)	4,546	8,683
SIGA Technologies, Inc. (a)	261,143	1,564,247
Sonoma Pharmaceuticals, Inc. (a)	1,437	13,939
Strongbridge Biopharma PLC (a)	173,820	594,464
Supernus Pharmaceuticals, Inc. (a)	258,470	6,234,296
Teligent, Inc. (a)(b)	18,517	72,216
Tetraphase Pharmaceuticals, Inc. (a)	11,055	23,879
TherapeuticsMD, Inc. (a)(b)	1,124,442	1,270,619
Theravance Biopharma, Inc. (a)(b)	233,312	5,891,128
Titan Pharmaceuticals, Inc. (a)(b)	406,523	115,168
Trevi Therapeutics, Inc.	34,789	94,626
Tricida, Inc. (a)(b)	136,972	3,679,068
Urovant Sciences Ltd. (a)(b)	53,652	527,936
Verrica Pharmaceuticals, Inc. (a)(b)	56,612	649,906
VIVUS, Inc. (a)(b)	51,827	58,046
WAVE Life Sciences (a)(b)	85,907	874,533
Xeris Pharmaceuticals, Inc. (a)	177,478	912,237
Zogenix, Inc. (a)	250,986	7,311,222
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	502,288
		398,466,616

TOTAL HEALTH CARE		3,601,422,256

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.4%
AAR Corp.	163,403	3,295,839
Aerojet Rocketdyne Holdings, Inc. (a)(b)	356,350	15,625,948
AeroVironment, Inc. (a)	106,928	7,573,710
Air Industries Group, Inc. (a)(b)	7,873	8,202
Astronics Corp. (a)	113,107	1,032,667
Astrotech Corp. (a)(b)	25,674	68,806
Axon Enterprise, Inc. (a)	292,173	22,193,461
BWX Technologies, Inc.	467,896	29,276,253
CPI Aerostructures, Inc. (a)	51,114	140,052
Cubic Corp. (b)	155,221	6,396,657
Curtiss-Wright Corp.	210,610	21,124,183
Ducommun, Inc. (a)	55,172	1,776,538
HEICO Corp. (b)	248,134	25,001,982
HEICO Corp. Class A	292,789	24,579,637
Hexcel Corp.	414,381	14,996,448
Innovative Solutions & Support, Inc. (a)	36,030	173,665
Kratos Defense & Security Solutions, Inc. (a)	447,956	8,309,584
Maxar Technologies, Inc.	297,733	4,486,836
Mercury Systems, Inc. (a)	273,852	24,468,676
Micronet Enertec Technologies, Inc. (a)	8,412	10,094
Moog, Inc. Class A	160,002	8,686,509
National Presto Industries, Inc.	24,560	2,210,154
Park Aerospace Corp.	94,387	1,144,914
Parsons Corp.	95,744	3,892,951
SIFCO Industries, Inc. (a)(b)	8,781	31,612
Sigma Labs, Inc. (a)(b)	2,496	6,465
Spirit AeroSystems Holdings, Inc. Class A	508,797	11,025,631
Teledyne Technologies, Inc. (a)	179,334	67,092,436
Triumph Group, Inc. (b)	243,860	1,826,511
Vectrus, Inc. (a)	58,263	3,199,804
Virgin Galactic Holdings, Inc. (a)(b)	394,331	6,719,400
VirTra, Inc. (a)	3,050	6,924
		316,382,549
Air Freight & Logistics - 0.3%
Air T Funding warrants 8/9/20 (a)	4,541	272
Air T, Inc.	1,838	21,211
Air Transport Services Group, Inc. (a)	294,155	6,336,099
Atlas Air Worldwide Holdings, Inc. (a)	127,179	4,967,612
Echo Global Logistics, Inc. (a)	136,324	2,821,907
Forward Air Corp.	139,456	6,928,174
Hub Group, Inc. Class A (a)	163,818	7,661,768
Radiant Logistics, Inc. (a)	181,151	722,792
XPO Logistics, Inc. (a)	453,698	35,755,939
		65,215,774
Airlines - 0.2%
Allegiant Travel Co. (b)	64,721	6,896,023
Hawaiian Holdings, Inc. (b)	231,375	3,338,741
JetBlue Airways Corp. (a)(b)	1,414,100	14,239,987
Mesa Air Group, Inc. (a)(b)	121,536	394,992
SkyWest, Inc.	247,122	7,925,203
Spirit Airlines, Inc. (a)(b)	418,825	5,423,784
		38,218,730
Building Products - 1.0%
AAON, Inc.	199,354	10,799,006
Advanced Drain Systems, Inc.	253,506	11,240,456
Alpha PRO Tech Ltd. (a)(b)	38,804	483,110
American Woodmark Corp. (a)	76,317	4,789,655
Apogee Enterprises, Inc.	130,241	2,689,477
Armstrong Flooring, Inc. (a)	107,670	368,231
Armstrong World Industries, Inc.	238,151	17,954,204
Builders FirstSource, Inc. (a)	570,324	11,868,442
CSW Industrials, Inc.	73,698	5,273,829
Gibraltar Industries, Inc. (a)	160,525	7,064,705
Griffon Corp.	213,267	3,582,886
Insteel Industries, Inc.	92,737	1,636,808
Jeld-Wen Holding, Inc. (a)	329,768	4,494,738
Lennox International, Inc.	171,619	36,699,007
Masonite International Corp. (a)	122,825	8,153,124
NCI Building Systems, Inc. (a)	227,951	1,235,494
Owens Corning	533,638	28,015,995
Patrick Industries, Inc.	112,009	5,809,907
PGT, Inc. (a)	286,775	3,903,008
Quanex Building Products Corp.	167,170	2,072,908
Resideo Technologies, Inc. (a)	598,539	4,225,685
Simpson Manufacturing Co. Ltd.	198,708	15,908,562
Tecogen, Inc. New (a)(b)	6,244	4,121
Trex Co., Inc. (a)(b)	286,772	34,447,053
Ufp Industries, Inc.	300,934	13,761,712
		236,482,123
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	327,505	10,064,229
ACCO Brands Corp.	488,416	3,023,295
Acme United Corp.	11,083	237,065
ADS Waste Holdings, Inc. (a)	346,279	10,796,979
ADT, Inc. (b)	533,701	3,778,603
Amrep Corp. (a)	2,694	11,342
Appliance Recycling Centers of America, Inc. (a)(b)	582	1,851
Aqua Metals, Inc. (a)(b)	227,653	191,251
ARC Document Solutions, Inc.	173,429	176,898
Avalon Holdings Corp. Class A (a)(b)	10,366	14,201
Brady Corp. Class A	248,274	12,694,250
BrightView Holdings, Inc. (a)(b)	153,043	2,095,159
Casella Waste Systems, Inc. Class A (a)	217,106	11,061,551
CECO Environmental Corp. (a)	165,218	877,308
Charah Solutions, Inc. (a)(b)	15,645	28,943
Cimpress PLC (a)(b)	119,520	10,772,338
Clean Harbors, Inc. (a)	251,998	14,966,161
CompX International, Inc. Class A	715	10,060
Covanta Holding Corp.	571,440	5,142,960
Deluxe Corp.	204,701	4,775,674
Document Security Systems, Inc. (a)(b)	10,553	78,620
Ennis, Inc.	134,871	2,400,704
Fuel Tech, Inc. (a)	101,005	75,087
Harsco Corp. (a)	387,888	4,328,830
Healthcare Services Group, Inc.	364,716	8,724,007
Heritage-Crystal Clean, Inc. (a)	67,703	1,148,243
Herman Miller, Inc.	292,367	6,730,288
HNI Corp.	211,821	5,395,081
Hudson Technologies, Inc. (a)(b)	164,908	146,603
IAA Spinco, Inc. (a)	656,837	26,930,317
Industrial Services of America, Inc. (a)(c)	12,605	1,324
Interface, Inc.	286,423	2,431,731
KAR Auction Services, Inc.	629,690	9,036,052
Kimball International, Inc. Class B	188,600	2,110,434
Knoll, Inc.	249,538	2,635,121
Matthews International Corp. Class A	156,133	3,231,953
McGrath RentCorp.	120,291	6,707,426
Mobile Mini, Inc.	215,991	6,920,352
MSA Safety, Inc.	175,696	20,897,282
NL Industries, Inc.	19,002	59,476
Odyssey Marine Exploration, Inc. (a)(b)	34,805	152,446
Performant Financial Corp. (a)	99,740	59,844
Perma-Fix Environmental Services, Inc. (a)	23,883	133,506
PICO Holdings, Inc. (a)	104,771	877,981
Pitney Bowes, Inc. (b)	850,220	2,015,021
Quad/Graphics, Inc.	162,420	462,897
Quest Resource Holding Corp. (a)	35,687	48,534
R.R. Donnelley & Sons Co.	348,925	380,328
SP Plus Corp. (a)	115,148	2,345,565
Steelcase, Inc. Class A	443,647	5,137,432
Stericycle, Inc. (a)	448,160	24,572,613
Team, Inc. (a)(b)	153,146	755,010
Tetra Tech, Inc.	269,176	21,237,986
The Brink's Co.	246,927	9,901,773
U.S. Ecology, Inc.	127,461	4,291,612
UniFirst Corp.	75,870	13,641,426
Viad Corp.	101,001	1,852,358
Virco Manufacturing Co. (a)	17,193	40,060
VSE Corp.	41,614	1,081,964
		289,697,405
Construction & Engineering - 0.6%
AECOM (a)	771,174	29,898,416
Aegion Corp. (a)	152,287	2,285,828
Ameresco, Inc. Class A (a)(b)	94,845	2,035,374
Arcosa, Inc.	239,245	9,131,982
Argan, Inc.	64,607	2,389,813
Comfort Systems U.S.A., Inc.	178,846	6,617,302
Concrete Pumping Holdings, Inc. (a)	163,660	544,988
Construction Partners, Inc. Class A (a)(b)	160,720	2,844,744
Dycom Industries, Inc. (a)(b)	153,156	6,447,868
EMCOR Group, Inc.	276,330	17,560,772
Fluor Corp.	697,232	8,094,864
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Goldfield Corp. (a)	99,734	383,976
Granite Construction, Inc. (b)	227,488	4,003,789
Great Lakes Dredge & Dock Corp. (a)(b)	317,596	2,944,115
HC2 Holdings, Inc. (a)(b)	238,637	630,002
Ies Holdings, Inc. (a)	37,757	883,514
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	84,543
Limbach Holdings, Inc. (a)(b)	16,009	47,227
MasTec, Inc. (a)(b)	296,216	11,596,856
MYR Group, Inc. (a)	85,412	2,460,720
Northwest Pipe Co. (a)	53,599	1,344,799
NV5 Holdings, Inc. (a)(b)	53,116	2,504,951
Orion Group Holdings, Inc. (a)	157,272	413,625
Primoris Services Corp.	222,938	3,720,835
Sterling Construction Co., Inc. (a)	136,418	1,234,583
The Peck Co. Holdings, Inc. (a)	8,305	32,390
Tutor Perini Corp. (a)	196,722	2,065,581
Valmont Industries, Inc.	105,988	12,082,632
Williams Scotsman Corp. (a)	269,827	3,599,492
		137,915,518
Electrical Equipment - 0.9%
Acuity Brands, Inc.	193,790	16,695,009
Allied Motion Technologies, Inc.	38,595	1,396,753
American Superconductor Corp. (a)(b)	87,329	633,135
Atkore International Group, Inc. (a)	230,896	6,197,249
AZZ, Inc.	127,850	4,047,731
Babcock & Wilcox Enterprises, Inc. (a)(b)	147,551	317,235
Bloom Energy Corp. Class A (a)(b)	124,391	998,860
Broadwind, Inc. (a)	60,375	158,183
Capstone Turbine Corp. (a)(b)	38,894	91,012
DPW Holdings, Inc. (a)(b)	17,815	18,884
Encore Wire Corp.	104,477	5,045,194
Energous Corp. (a)(b)	117,754	227,265
Energy Focus, Inc. (a)(b)	30,849	28,073
EnerSys	207,808	13,154,246
Espey Manufacturing & Electronics Corp.	5,259	99,921
FuelCell Energy, Inc. (a)(b)	1,036,284	2,207,285
Generac Holdings, Inc. (a)	306,876	34,146,093
GrafTech International Ltd.	281,546	1,925,775
Hubbell, Inc. Class B	266,435	32,616,973
Ideal Power, Inc. (a)(b)	1,768	3,837
LSI Industries, Inc.	128,461	788,751
nVent Electric PLC	764,305	14,009,711
Ocean Power Technologies, Inc. (a)(b)	3,545	1,486
Orion Energy Systems, Inc. (a)(b)	115,336	516,705
Plug Power, Inc. (a)(b)	1,445,998	6,087,652
Polar Power, Inc. (a)(b)	7,179	9,548
Powell Industries, Inc.	46,082	1,225,781
Preformed Line Products Co.	12,621	626,380
Regal Beloit Corp.	200,815	15,972,825
Sensata Technologies, Inc. PLC (a)	779,609	27,793,061
Sunrun, Inc. (a)	385,987	6,445,983
Sunworks, Inc. (a)(b)	6,668	3,201
Thermon Group Holdings, Inc. (a)	166,125	2,662,984
TPI Composites, Inc. (a)	162,724	3,376,523
Ultralife Corp. (a)	68,420	571,307
Vicor Corp. (a)	89,950	5,485,151
Vivint Solar, Inc. (a)(b)	220,814	1,660,521
		207,246,283
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	279,071	33,449,450
Raven Industries, Inc.	180,488	3,871,468
		37,320,918
Machinery - 3.0%
AGCO Corp.	307,623	16,990,018
Alamo Group, Inc.	48,225	4,982,607
Albany International Corp. Class A	151,288	9,122,666
Allison Transmission Holdings, Inc.	583,494	22,009,394
Altra Industrial Motion Corp.	319,644	9,908,964
Art's-Way Manufacturing Co., Inc. (a)	31,860	63,401
Astec Industries, Inc.	112,848	4,793,783
Barnes Group, Inc.	236,283	8,926,772
Blue Bird Corp. (a)	73,463	1,054,194
Briggs & Stratton Corp. (b)	214,900	352,436
Chart Industries, Inc. (a)	175,410	6,884,843
Chicago Rivet & Machine Co.	758	14,872
CIRCOR International, Inc. (a)	100,177	1,610,846
Colfax Corp. (a)(b)	410,868	11,528,956
Columbus McKinnon Corp. (NY Shares)	116,396	3,539,602
Commercial Vehicle Group, Inc. (a)(b)	137,261	347,270
Crane Co.	251,291	14,001,935
Donaldson Co., Inc.	622,586	29,541,706
Douglas Dynamics, Inc.	113,889	4,161,504
Eastern Co.	26,978	504,758
Energy Recovery, Inc. (a)(b)	172,493	1,325,609
Enerpac Tool Group Corp. Class A (b)	263,481	4,716,310
EnPro Industries, Inc.	101,147	4,559,707
ESCO Technologies, Inc.	127,939	10,569,041
Evoqua Water Technologies Corp. (a)	353,883	6,656,539
ExOne Co. (a)(b)	52,199	445,257
Federal Signal Corp.	299,031	8,713,763
Franklin Electric Co., Inc.	190,144	9,644,104
FreightCar America, Inc. (a)	53,070	63,684
Gates Industrial Corp. PLC (a)(b)	235,605	2,367,830
Gencor Industries, Inc. (a)	29,953	356,740
Gorman-Rupp Co.	90,076	2,761,730
Graco, Inc.	817,657	39,419,244
Graham Corp.	39,837	455,735
Greenbrier Companies, Inc. (b)	161,305	3,422,892
Hillenbrand, Inc.	364,108	9,372,140
Hurco Companies, Inc.	26,517	828,921
Hyster-Yale Materials Handling Class A	48,641	1,780,747
ITT, Inc.	429,344	24,773,149
John Bean Technologies Corp.	155,392	12,765,453
Kadant, Inc.	56,574	5,478,060
Kennametal, Inc.	407,420	11,301,831
L.B. Foster Co. Class A (a)	47,741	583,395
Lincoln Electric Holdings, Inc.	300,208	24,668,091
Lindsay Corp.	53,541	5,028,571
LiqTech International, Inc. (a)(b)	85,306	528,897
Lydall, Inc. (a)	86,460	935,497
Manitex International, Inc. (a)	80,512	344,591
Manitowoc Co., Inc. (a)	177,690	1,661,402
Mayville Engineering Co., Inc.	31,068	190,136
Meritor, Inc. (a)	362,609	7,389,971
MFRI, Inc. (a)	13,179	70,508
Middleby Corp. (a)(b)	275,142	18,737,170
Miller Industries, Inc.	59,280	1,756,466
Mueller Industries, Inc.	284,377	7,615,616
Mueller Water Products, Inc. Class A	782,048	7,304,328
Navistar International Corp. (a)	322,585	8,109,787
NN, Inc. (b)	207,276	926,524
Nordson Corp.	251,642	47,396,771
Omega Flex, Inc.	14,880	1,522,224
Oshkosh Corp.	333,519	23,953,335
Park-Ohio Holdings Corp.	42,921	626,217
Proto Labs, Inc. (a)(b)	131,933	16,669,735
RBC Bearings, Inc. (a)	123,520	17,373,088
REV Group, Inc.	135,669	827,581
Rexnord Corp.	600,405	18,072,191
SPX Corp. (a)	218,962	8,754,101
SPX Flow, Inc. (a)	210,783	7,288,876
Standex International Corp.	62,527	3,308,304
Sun Hydraulics Corp.	145,341	5,198,848
Taylor Devices, Inc. (a)	3,749	41,202
Tennant Co.	89,868	5,746,160
Terex Corp. (b)	320,727	5,041,828
The L.S. Starrett Co. Class A (a)	20,155	65,504
The Shyft Group, Inc.	152,982	2,612,933
Timken Co.	333,427	14,183,985
Titan International, Inc. (b)	259,294	318,932
Toro Co.	523,684	37,218,222
TriMas Corp. (a)	223,590	5,287,904
Trinity Industries, Inc. (b)	478,012	9,545,900
Twin Disc, Inc. (a)(b)	40,233	220,879
Wabash National Corp. (b)	262,951	2,511,182
Watts Water Technologies, Inc. Class A	136,487	11,350,259
Welbilt, Inc. (a)(b)	659,082	4,007,219
Woodward, Inc.	276,920	18,991,174
		666,104,517
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	374,845	663,476
Genco Shipping & Trading Ltd.	82,800	390,816
Kirby Corp. (a)	293,988	15,075,705
Matson, Inc.	210,930	6,026,270
Pangaea Logistics Solutions Ltd.	5,684	11,936
		22,168,203
Professional Services - 1.7%
Acacia Research Corp. (a)	241,785	626,223
ASGN, Inc. (a)	259,411	15,977,123
Barrett Business Services, Inc.	37,761	1,914,483
BG Staffing, Inc.	43,008	449,004
CBIZ, Inc. (a)	275,859	6,248,206
CoreLogic, Inc.	390,787	19,367,404
CoStar Group, Inc. (a)	191,930	126,059,624
CRA International, Inc.	41,098	1,659,948
DLH Holdings Corp. (a)	3,557	26,322
Exponent, Inc.	255,264	18,950,799
Forrester Research, Inc. (a)	53,132	1,668,345
Franklin Covey Co. (a)	53,316	1,135,631
FTI Consulting, Inc. (a)	184,748	22,254,744
Gee Group, Inc. (a)(b)	3,724	1,242
GP Strategies Corp. (a)	73,891	580,044
Heidrick & Struggles International, Inc.	95,670	2,121,961
Hill International, Inc. (a)(b)	111,120	163,346
Hirequest, Inc. (a)	19,482	112,996
Hudson Global, Inc. (a)	7,326	63,443
Huron Consulting Group, Inc. (a)	113,221	5,237,603
ICF International, Inc.	92,384	6,058,543
InnerWorkings, Inc. (a)(b)	215,796	256,797
Insperity, Inc.	184,136	9,545,610
Kelly Services, Inc. Class A (non-vtg.)	162,847	2,441,077
Kforce, Inc.	96,187	2,904,847
Korn Ferry	271,879	8,227,059
Lightbridge Corp. (a)(b)	8,376	44,393
Manpower, Inc.	288,642	19,956,708
Mastech Digital, Inc. (a)	13,818	254,804
MISTRAS Group, Inc. (a)	85,188	344,160
RCM Technologies, Inc. (a)	26,331	36,073
Red Violet, Inc. (a)(b)	28,193	516,496
Rekor Systems, Inc. (a)(b)	53,118	186,444
Resources Connection, Inc.	152,772	1,678,964
ShiftPixy, Inc. (a)(b)	379	1,959
Staffing 360 Solutions, Inc. (b)	32,301	24,549
TransUnion Holding Co., Inc.	923,672	79,703,657
TriNet Group, Inc. (a)	216,110	11,611,590
TrueBlue, Inc. (a)	193,194	2,986,779
Upwork, Inc. (a)	320,366	3,985,353
Volt Information Sciences, Inc. (a)	56,277	48,967
Willdan Group, Inc. (a)(b)	55,579	1,358,907
		376,792,227
Road & Rail - 0.8%
AMERCO	39,713	12,807,443
ArcBest Corp.	130,647	2,925,186
Avis Budget Group, Inc. (a)(b)	279,486	6,017,334
Covenant Transport Group, Inc. Class A (a)	66,809	841,793
Daseke, Inc. (a)	271,093	749,572
Heartland Express, Inc.	235,593	5,159,487
Knight-Swift Transportation Holdings, Inc. Class A	603,554	25,113,882
Landstar System, Inc.	192,961	22,433,646
Lyft, Inc. (a)(b)	1,000,375	31,271,723
Marten Transport Ltd.	198,044	5,067,946
P.A.M. Transportation Services, Inc. (a)	11,803	411,925
Patriot Transportation Holding, Inc.	5,715	48,035
Ryder System, Inc.	260,882	8,937,817
Saia, Inc. (a)	127,778	13,856,246
Schneider National, Inc. Class B	165,207	3,993,053
U.S. Xpress Enterprises, Inc. (a)(b)	106,556	543,436
U.S.A. Truck, Inc. (a)	35,507	227,600
Uber Technologies, Inc.	1,003,509	36,447,447
Universal Logistics Holdings, Inc.	41,673	619,261
Werner Enterprises, Inc.	215,832	9,975,755
YRC Worldwide, Inc. (a)(b)	164,196	243,010
		187,691,597
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)(b)	726	1,713
Air Lease Corp. Class A	515,088	15,509,300
Applied Industrial Technologies, Inc.	191,122	11,085,076
Beacon Roofing Supply, Inc. (a)	336,300	8,279,706
BlueLinx Corp. (a)(b)	48,659	335,747
BMC Stock Holdings, Inc. (a)	332,983	8,714,165
CAI International, Inc. (a)	83,540	1,571,387
DXP Enterprises, Inc. (a)	81,122	1,430,181
EVI Industries, Inc. (a)(b)	23,108	454,303
Foundation Building Materials, Inc. (a)	88,964	1,185,000
GATX Corp.	171,955	10,788,457
General Finance Corp. (a)	73,463	435,636
GMS, Inc. (a)	210,120	4,305,359
H&E Equipment Services, Inc.	158,816	2,722,106
HD Supply Holdings, Inc. (a)	811,673	25,738,151
Herc Holdings, Inc. (a)	120,420	3,431,970
Houston Wire & Cable Co. (a)	67,850	164,876
Huttig Building Products, Inc. (a)(b)	72,927	94,076
India Globalization Capital, Inc. (a)(b)	172,304	100,729
Kaman Corp.	139,002	5,560,080
Lawson Products, Inc. (a)	40,566	1,259,980
MRC Global, Inc. (a)	406,717	2,407,765
MSC Industrial Direct Co., Inc. Class A	220,810	15,310,965
Nesco Holdings, Inc. Class A (a)(b)	32,234	79,940
Now, Inc. (a)	536,322	3,995,599
Rush Enterprises, Inc. Class A	158,509	6,597,145
SiteOne Landscape Supply, Inc. (a)(b)	203,976	21,684,689
Systemax, Inc.	76,501	1,605,756
Titan Machinery, Inc. (a)	93,368	977,563
Transcat, Inc. (a)	40,113	1,004,430
Triton International Ltd.	262,189	7,996,765
Univar, Inc. (a)	680,449	10,519,742
Veritiv Corp. (a)	61,994	772,445
Watsco, Inc.	160,168	28,495,489
WESCO International, Inc. (a)	204,272	6,802,258
Willis Lease Finance Corp. (a)	20,314	428,219
		211,846,768
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	381,750	10,837,883

TOTAL INDUSTRIALS		2,803,920,495

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	182,766	12,336,705
ADTRAN, Inc.	241,604	2,754,286
Applied Optoelectronics, Inc. (a)(b)	103,325	912,360
Aviat Networks, Inc. (a)	17,942	273,436
BK Technologies Corp.	68,107	191,381
CalAmp Corp. (a)	167,160	1,287,132
Calix Networks, Inc. (a)	240,815	3,395,492
Casa Systems, Inc. (a)(b)	137,941	600,043
Ciena Corp. (a)	760,363	42,017,659
Clearfield, Inc. (a)	45,080	623,456
ClearOne, Inc. (a)	68,406	119,026
CommScope Holding Co., Inc. (a)	960,910	9,906,982
Communications Systems, Inc.	26,846	137,988
Comtech Telecommunications Corp.	119,418	2,126,835
Dasan Zhone Solutions, Inc. (a)	42,919	315,455
Digi International, Inc. (a)	143,313	1,595,074
EchoStar Holding Corp. Class A (a)	226,796	7,066,963
EMCORE Corp. (a)	116,856	354,074
Extreme Networks, Inc. (a)	592,651	1,955,748
Harmonic, Inc. (a)	502,267	2,707,219
Infinera Corp. (a)(b)	758,768	3,778,665
Inseego Corp. (a)(b)	262,109	2,783,598
InterDigital, Inc.	153,872	8,458,344
KVH Industries, Inc. (a)	55,592	510,890
Lantronix, Inc. (a)(b)	36,109	130,353
LRAD Corp. (a)	86,279	395,158
Lumentum Holdings, Inc. (a)	380,042	27,864,679
NETGEAR, Inc. (a)	149,449	3,845,323
NetScout Systems, Inc. (a)	323,406	8,883,963
Network-1 Security Solutions, Inc.	44,887	99,649
Optical Cable Corp. (a)	11,253	28,133
PC-Tel, Inc.	84,418	552,094
Plantronics, Inc. (b)	159,857	2,082,937
Resonant, Inc. (a)(b)	189,533	422,659
Sonus Networks, Inc. (a)	454,046	1,997,802
Technical Communications Corp. (a)	2,782	8,847
Tessco Technologies, Inc.	29,976	159,472
Ubiquiti, Inc. (b)	60,821	11,216,001
ViaSat, Inc. (a)	284,772	11,960,424
Viavi Solutions, Inc. (a)	1,138,503	13,195,250
Westell Technologies, Inc. Class A (a)	36,810	30,169
xG Technology, Inc. (a)(b)	338	99
		189,081,823
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)(b)	11,707	21,541
Airgain, Inc. (a)	46,747	422,125
Akoustis Technologies, Inc. (a)(b)	126,261	933,069
Anixter International, Inc. (a)	147,026	14,071,858
Applied DNA Sciences, Inc. (a)(b)	20,600	200,232
Arlo Technologies, Inc. (a)	387,678	856,768
Arrow Electronics, Inc. (a)	399,940	27,627,855
Avnet, Inc.	492,456	13,414,501
Badger Meter, Inc.	144,847	8,863,188
Bel Fuse, Inc. Class B (non-vtg.)	57,152	535,514
Belden, Inc. (b)	190,937	6,499,495
Benchmark Electronics, Inc.	184,304	3,905,402
Cemtrex, Inc. (a)(b)	4,301	4,073
ClearSign Combustion Corp. (a)(b)	88,193	45,904
Coda Octopus Group, Inc. (a)(b)	22,486	125,922
Cognex Corp.	840,791	47,706,481
Coherent, Inc. (a)	119,045	17,286,524
CPS Technologies Corp. (a)(b)	41,373	59,577
CTS Corp.	163,045	3,479,380
CUI Global, Inc. (a)(b)	85,811	59,767
Daktronics, Inc.	197,468	837,264
Data I/O Corp. (a)	25,384	80,721
Digital Ally, Inc. (a)(b)	43,337	48,537
Dolby Laboratories, Inc. Class A	315,523	19,161,712
eMagin Corp. (a)(b)	59,414	31,216
ePlus, Inc. (a)	66,423	4,896,039
Fabrinet (a)	182,817	11,689,319
FARO Technologies, Inc. (a)	87,303	4,913,413
Fitbit, Inc. (a)	1,123,573	7,123,453
Frequency Electronics, Inc. (a)	18,714	151,583
Identiv, Inc. (a)	50,133	209,556
IEC Electronics Corp. (a)	42,451	334,938
II-VI, Inc. (a)(b)	429,170	20,398,450
Image Sensing Systems, Inc. (a)(b)	9,582	35,070
Insight Enterprises, Inc. (a)	176,664	9,055,797
Intellicheck, Inc. (a)(b)	65,588	402,710
Iteris, Inc. (a)	193,896	932,640
Itron, Inc. (a)	173,645	11,186,211
Jabil, Inc.	684,815	20,489,665
KEMET Corp.	283,922	7,674,412
KEY Tronic Corp. (a)	23,421	95,792
Kimball Electronics, Inc. (a)	128,173	1,818,775
Knowles Corp. (a)	425,549	6,400,257
LGL Group, Inc. (a)	6,067	52,176
LightPath Technologies, Inc. Class A (a)	111,997	259,833
Littelfuse, Inc.	119,911	19,484,338
Luna Innovations, Inc. (a)	128,883	786,186
Methode Electronics, Inc. Class A	183,465	5,751,628
MicroVision, Inc. (a)(b)	542,135	477,025
MTS Systems Corp.	88,196	1,553,132
Napco Security Technolgies, Inc. (a)(b)	59,429	1,350,227
National Instruments Corp.	581,474	22,514,673
Neonode, Inc. (a)(b)	22,234	94,272
nLIGHT, Inc. (a)	162,009	3,492,914
Novanta, Inc. (a)	173,612	17,831,689
OSI Systems, Inc. (a)	85,085	6,446,890
Par Technology Corp. (a)(b)	57,484	1,437,675
PC Connection, Inc.	55,790	2,414,591
Perceptron, Inc. (a)(b)	32,730	97,535
Plexus Corp. (a)	145,589	9,349,726
Powerfleet, Inc. (a)	96,837	455,134
Research Frontiers, Inc. (a)(b)	113,120	503,384
RF Industries Ltd.	34,355	191,014
Richardson Electronics Ltd.	36,172	150,476
Rogers Corp. (a)	91,671	9,924,302
Sanmina Corp. (a)	342,116	9,103,707
ScanSource, Inc. (a)	126,716	3,123,549
Sigmatron International, Inc. (a)	11,250	34,763
Superconductor Technologies, Inc. (a)(b)	2,752	919
SYNNEX Corp.	200,803	21,415,640
Tech Data Corp. (a)	172,927	23,559,574
Trimble, Inc. (a)	1,225,722	47,950,245
TTM Technologies, Inc. (a)(b)	477,999	5,530,448
Vishay Intertechnology, Inc.	651,812	10,598,463
Vishay Precision Group, Inc. (a)	61,860	1,461,133
Wayside Technology Group, Inc.	13,193	309,508
Wireless Telecom Group, Inc. (a)	34,803	35,151
Wrap Technologies, Inc. (a)(b)	45,818	295,526
		502,124,152
IT Services - 4.3%
3PEA International, Inc. (a)(b)	130,624	943,105
ALJ Regional Holdings, Inc. (a)	9,675	6,289
Amergent Hospitality Group, Inc. (c)	9,043	304
AMERI Holdings, Inc. (a)	10,788	14,348
Black Knight, Inc. (a)	735,382	56,609,706
Booz Allen Hamilton Holding Corp. Class A	688,844	54,942,197
Brightcove, Inc. (a)	181,303	1,455,863
CACI International, Inc. Class A (a)	123,158	30,885,563
Cardtronics PLC (a)(b)	177,787	4,300,668
Cass Information Systems, Inc.	60,832	2,453,963
Computer Task Group, Inc. (a)	43,271	179,142
Conduent, Inc. (a)	808,044	1,931,225
CSG Systems International, Inc.	161,237	7,634,572
CSP, Inc.	3,689	27,963
Endurance International Group Holdings, Inc. (a)	400,898	1,435,215
EPAM Systems, Inc. (a)	270,396	62,364,133
Euronet Worldwide, Inc. (a)	265,022	25,105,534
EVERTEC, Inc.	293,922	8,559,009
EVO Payments, Inc. Class A (a)	205,651	4,553,113
Exela Technologies, Inc. (a)(b)	248,418	80,686
ExlService Holdings, Inc. (a)	168,746	10,322,193
Fastly, Inc. Class A (b)	91,377	3,942,004
Genpact Ltd.	755,726	27,168,350
GoDaddy, Inc. (a)	869,660	67,181,235
GreenSky, Inc. Class A (a)(b)	216,122	868,810
GTT Communications, Inc. (a)(b)	142,846	1,141,340
Hackett Group, Inc.	137,473	1,895,753
i3 Verticals, Inc. Class A (a)(b)	71,483	2,062,999
Information Services Group, Inc. (a)	106,909	183,883
Innodata, Inc. (a)(b)	57,046	77,583
International Money Express, Inc. (a)	133,649	1,474,148
KBR, Inc.	697,672	16,360,408
Limelight Networks, Inc. (a)	590,960	2,919,342
Liveramp Holdings, Inc. (a)	333,307	16,808,672
ManTech International Corp. Class A	133,398	10,370,361
Marathon Patent Group, Inc. (a)(b)	13,462	9,423
Maximus, Inc.	314,265	22,633,365
ModusLink Global Solutions, Inc. (a)	124,462	64,596
MoneyGram International, Inc. (a)(b)	162,379	396,205
MongoDB, Inc. Class A (a)(b)	171,224	39,742,803
NIC, Inc.	331,675	7,980,101
Okta, Inc. (a)	552,450	108,048,171
Perficient, Inc. (a)	161,590	5,500,524
Perspecta, Inc.	679,315	15,060,414
PFSweb, Inc. (a)	68,404	405,636
PRG-Schultz International, Inc. (a)	113,057	445,445
Repay Holdings Corp. (a)(b)	143,072	3,296,379
Sabre Corp.	1,347,491	9,392,012
Science Applications International Corp.	241,547	21,265,798
ServiceSource International, Inc. (a)	310,800	500,388
Square, Inc. (a)	1,684,264	136,560,125
StarTek, Inc. (a)	53,760	226,330
Switch, Inc. Class A	289,001	5,522,809
Sykes Enterprises, Inc. (a)	189,487	5,165,416
Ttec Holdings, Inc.	90,184	3,820,194
Twilio, Inc. Class A (a)	612,529	121,035,730
Unisys Corp. (a)	256,805	2,917,305
Verra Mobility Corp. (a)	644,012	7,026,171
Virtusa Corp. (a)	146,118	4,393,768
WEX, Inc. (a)	212,933	31,531,119
WidePoint Corp. (a)(b)	264,173	150,579
		979,350,485
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research, Inc. (a)(b)	46,280	2,767,081
Adesto Technologies Corp. (a)(b)	132,581	1,600,253
Advanced Energy Industries, Inc. (a)	188,560	12,601,465
AEHR Test Systems (a)	77,697	128,200
Alpha & Omega Semiconductor Ltd. (a)	102,605	1,079,405
Ambarella, Inc. (a)	153,550	8,712,427
Amkor Technology, Inc. (a)	522,270	5,525,617
Amtech Systems, Inc. (a)	53,049	277,977
Atomera, Inc. (a)(b)	60,574	525,782
Axcelis Technologies, Inc. (a)	162,060	4,351,311
AXT, Inc. (a)	187,862	993,790
Brooks Automation, Inc.	357,920	14,306,062
Cabot Microelectronics Corp.	143,555	20,795,377
Ceva, Inc. (a)	108,080	3,725,518
Cirrus Logic, Inc. (a)	283,615	20,556,415
Cohu, Inc. (b)	202,032	3,042,602
Cree, Inc. (a)(b)	529,844	27,917,480
CVD Equipment Corp. (a)	12,659	40,002
CyberOptics Corp. (a)	35,618	1,146,543
Diodes, Inc. (a)	205,538	9,997,368
DSP Group, Inc. (a)	116,050	2,091,221
Enphase Energy, Inc. (a)(b)	391,299	22,769,689
Entegris, Inc.	663,977	39,758,943
Everspin Technologies, Inc. (a)	46,642	274,721
First Solar, Inc. (a)(b)	372,151	17,349,680
FormFactor, Inc. (a)	376,848	9,485,264
GSI Technology, Inc. (a)	71,555	538,809
Ichor Holdings Ltd. (a)	112,867	2,567,724
Impinj, Inc. (a)(b)	76,879	1,987,322
Inphi Corp. (a)(b)	224,604	28,225,985
Intest Corp. (a)	33,374	106,129
Kopin Corp. (a)	302,580	314,683
Kulicke & Soffa Industries, Inc.	310,656	6,946,268
Lattice Semiconductor Corp. (a)	657,665	16,356,129
MACOM Technology Solutions Holdings, Inc. (a)(b)	225,315	7,153,751
Marvell Technology Group Ltd. (b)	3,276,837	106,890,423
MaxLinear, Inc. Class A (a)	324,671	5,623,302
MKS Instruments, Inc.	268,357	28,346,550
Monolithic Power Systems, Inc.	198,670	41,671,033
MoSys, Inc. (a)(b)	813	1,211
NeoPhotonics Corp. (a)	205,854	1,784,754
NVE Corp.	24,023	1,454,112
ON Semiconductor Corp. (a)	2,016,456	33,251,359
Onto Innovation, Inc. (a)	242,837	7,547,374
PDF Solutions, Inc. (a)	138,524	2,363,219
Photronics, Inc. (a)	332,942	3,991,975
Pixelworks, Inc. (a)	172,277	618,474
Power Integrations, Inc.	144,723	15,680,737
QuickLogic Corp. (a)(b)	26,398	129,878
Rambus, Inc. (a)	547,183	8,503,224
Rubicon Technology, Inc. (a)	8,459	65,473
Semtech Corp. (a)	325,156	17,291,796
Silicon Laboratories, Inc. (a)	213,224	19,970,560
SMART Global Holdings, Inc. (a)(b)	66,413	1,778,540
SolarEdge Technologies, Inc. (a)(b)	239,202	33,942,764
SunPower Corp. (a)(b)	431,269	3,113,762
Synaptics, Inc. (a)(b)	164,138	10,458,873
Teradyne, Inc.	822,273	55,108,736
Ultra Clean Holdings, Inc. (a)	201,405	4,175,126
Universal Display Corp.	208,465	30,560,969
Veeco Instruments, Inc. (a)(b)	249,549	2,929,705
Xperi Corp.	240,320	3,304,400
		736,575,322
Software - 9.9%
2U, Inc. (a)(b)	312,998	11,415,037
8x8, Inc. (a)	494,071	7,183,792
A10 Networks, Inc. (a)	286,209	1,946,221
ACI Worldwide, Inc. (a)	570,421	15,732,211
Agilysys, Inc. (a)(b)	102,117	1,963,710
Alarm.com Holdings, Inc. (a)	207,860	9,829,699
Altair Engineering, Inc. Class A (a)(b)	191,846	7,499,260
Alteryx, Inc. Class A (a)(b)	239,520	34,476,509
American Software, Inc. Class A	151,976	2,955,933
Anaplan, Inc. (a)	421,449	19,352,938
AppFolio, Inc. (a)(b)	71,473	11,329,185
Appian Corp. Class A (a)(b)	169,149	9,634,727
Aspen Technology, Inc. (a)	335,711	35,464,510
Asure Software, Inc. (a)(b)	55,885	345,369
AudioEye, Inc. (a)(b)	21,578	182,766
Avalara, Inc. (a)	323,654	34,650,397
Avaya Holdings Corp. (a)	459,151	6,703,605
Aware, Inc. (a)	24,042	85,349
Benefitfocus, Inc. (a)(b)	151,280	1,925,794
Blackbaud, Inc.	241,918	14,178,814
BlackLine, Inc. (a)	210,521	15,641,710
Bottomline Technologies, Inc. (a)	187,666	9,495,900
Box, Inc. Class A (a)	731,664	14,618,647
Bridgeline Digital, Inc. (a)	19	32
BSQUARE Corp. (a)	35,232	53,200
CDK Global, Inc.	596,211	23,437,054
Cerence, Inc. (a)(b)	179,184	5,359,393
Ceridian HCM Holding, Inc. (a)	496,246	34,176,462
ChannelAdvisor Corp. (a)	139,213	1,942,021
Cloudera, Inc. (a)(b)	1,211,138	12,414,165
Cloudflare, Inc. (a)	197,638	5,745,337
CommVault Systems, Inc. (a)	207,569	8,398,242
Cornerstone OnDemand, Inc. (a)	258,485	9,990,445
Coupa Software, Inc. (a)	308,874	70,271,924
Crowdstrike Holdings, Inc. (b)	102,215	8,975,499
Datadog, Inc. Class A (a)	134,152	9,561,013
Digimarc Corp. (a)(b)	61,002	1,048,624
Digital Turbine, Inc. (a)	325,261	2,088,176
DocuSign, Inc. (a)	614,295	85,841,583
Domo, Inc. Class B (a)(b)	98,156	2,485,310
Dropbox, Inc. Class A (a)	1,058,426	23,888,675
Dynatrace, Inc.	442,669	17,029,476
Ebix, Inc.	109,490	2,453,671
eGain Communications Corp. (a)	106,661	1,110,341
Elastic NV (a)	160,139	13,759,143
Envestnet, Inc. (a)	259,259	18,824,796
Everbridge, Inc. (a)(b)	166,105	24,294,517
Evolving Systems, Inc. (a)	27,005	27,275
Fair Isaac Corp. (a)	142,328	57,308,369
Finjan Holdings, Inc. (a)(b)	96,080	127,786
FireEye, Inc. (a)	1,067,580	13,323,398
Five9, Inc. (a)(b)	300,490	31,311,058
Forescout Technologies, Inc. (a)	190,866	4,502,529
Globalscape, Inc.	60,958	576,053
GlowPoint, Inc. (a)(b)	31,599	33,179
GSE Systems, Inc. (a)	32,533	34,160
GTY Govtech, Inc. (a)(b)	165,217	619,564
Guidewire Software, Inc. (a)	405,925	41,639,787
HubSpot, Inc. (a)	197,980	39,584,121
Intelligent Systems Corp. (a)(b)	27,255	872,978
Inuvo, Inc. (a)	95,405	40,872
Issuer Direct Corp. (a)(b)	35,231	368,164
j2 Global, Inc. (b)	227,517	17,814,581
LivePerson, Inc. (a)	303,188	11,354,391
LogMeIn, Inc.	239,083	20,298,147
Majesco (a)	60,164	422,953
Manhattan Associates, Inc. (a)	314,316	27,785,534
Marin Software, Inc. (a)	22,030	33,045
Medallia, Inc. (b)	80,707	2,282,394
MicroStrategy, Inc. Class A (a)	40,965	5,099,323
Mitek Systems, Inc. (a)	204,839	1,911,148
MobileIron, Inc. (a)	437,733	1,978,553
Model N, Inc. (a)	136,608	4,387,849
Net Element International, Inc. (a)(b)	15,603	33,702
NetSol Technologies, Inc. (a)	40,740	130,775
New Relic, Inc. (a)	246,337	16,295,193
Nuance Communications, Inc. (a)	1,388,643	31,772,152
Nutanix, Inc. Class A (a)	716,416	17,236,969
NXT-ID, Inc. (a)	86,540	33,673
Onespan, Inc. (a)	162,723	3,306,531
Pagerduty, Inc. (a)	44,643	1,185,272
Palo Alto Networks, Inc. (a)	481,184	113,208,160
Parametric Technology Corp. (a)	511,688	39,082,729
Pareteum Corp. (a)(b)	629,496	274,523
Park City Group, Inc. (a)	64,528	330,383
Paylocity Holding Corp. (a)(b)	176,774	22,981,504
Pegasystems, Inc.	187,916	17,874,570
Phunware, Inc. (a)(b)	82,063	105,861
Ping Identity Holding Corp. (a)(b)	105,748	2,993,726
Pluralsight, Inc. (a)(b)	408,982	8,519,095
Progress Software Corp.	222,842	9,002,817
Proofpoint, Inc. (a)	277,770	32,296,318
PROS Holdings, Inc. (a)	192,763	7,508,119
Q2 Holdings, Inc. (a)	236,577	19,545,992
QAD, Inc.:
Class A	46,074	2,104,200
Class B	23,915	785,608
Qualys, Inc. (a)(b)	164,067	18,920,206
Qumu Corp. (a)	82,505	202,962
Rapid7, Inc. (a)	217,175	10,617,686
RealNetworks, Inc. (a)	88,984	164,620
RealPage, Inc. (a)	417,892	28,341,435
Rimini Street, Inc. (a)	13,121	60,488
RingCentral, Inc. (a)	368,661	101,105,279
Riot Blockchain, Inc. (a)(b)	118,996	254,651
SailPoint Technologies Holding, Inc. (a)	416,695	9,513,147
SeaChange International, Inc. (a)	146,521	276,925
SecureWorks Corp. (a)	51,274	690,148
SharpSpring, Inc. (a)(b)	46,113	456,519
ShotSpotter, Inc. (a)(b)	41,090	955,343
SilverSun Technologies, Inc. (A Shares)	17,056	33,941
Slack Technologies, Inc. Class A (a)(b)	265,667	9,311,628
Smartsheet, Inc. (a)	445,422	25,683,033
Smith Micro Software, Inc. (a)(b)	110,815	470,964
SolarWinds, Inc. (a)(b)	326,640	5,974,246
Splunk, Inc. (a)	758,857	141,025,985
SPS Commerce, Inc. (a)	172,884	11,783,773
SS&C Technologies Holdings, Inc.	1,081,174	62,594,569
Support.com, Inc.	54,868	70,780
SurveyMonkey (a)	446,924	9,005,519
Synacor, Inc. (a)(b)	119,442	131,386
Synchronoss Technologies, Inc. (a)(b)	183,108	498,969
TeleNav, Inc. (a)	193,880	959,706
Tenable Holdings, Inc. (a)	214,370	6,703,350
Teradata Corp. (a)(b)	552,332	11,825,428
The Trade Desk, Inc. (a)(b)	195,822	61,010,302
TiVo Corp.	632,985	3,854,879
Tyler Technologies, Inc. (a)	191,484	71,865,860
Upland Software, Inc. (a)(b)	105,658	3,650,484
Varonis Systems, Inc. (a)	150,234	12,678,247
Verb Technology Co., Inc. (a)(b)	3,000	3,570
Verint Systems, Inc. (a)	330,211	15,311,884
Veritone, Inc. (a)(b)	100,602	854,111
VirnetX Holding Corp. (b)	313,700	2,086,105
VMware, Inc. Class A (a)(b)	387,451	60,546,968
Workday, Inc. Class A (a)	805,925	147,830,823
Workiva, Inc. (a)	187,393	8,346,484
Yext, Inc. (a)(b)	459,892	7,261,695
Zendesk, Inc. (a)	551,188	47,264,371
Zix Corp. (a)	274,741	1,846,260
Zoom Video Communications, Inc. Class A (a)	144,006	25,846,197
Zscaler, Inc. (a)(b)	320,826	31,469,822
Zuora, Inc. (a)	346,390	4,160,144
		2,243,627,157
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	586,683	4,323,854
Astro-Med, Inc. (b)	35,940	231,094
Avid Technology, Inc. (a)	167,836	1,184,922
Boxlight Corp. (a)(b)	37,515	31,940
Dell Technologies, Inc. (a)	762,151	37,833,176
Diebold Nixdorf, Inc. (a)(b)	374,987	1,796,188
Eastman Kodak Co. (a)(b)	152,964	379,351
Immersion Corp. (a)(b)	157,229	1,062,082
Intevac, Inc. (a)	87,082	453,697
NCR Corp. (a)	628,850	11,350,743
One Stop Systems, Inc. (a)(b)	47,116	80,097
Pure Storage, Inc. Class A (a)	1,115,961	19,652,073
Sonim Technologies, Inc. (b)	20,304	16,852
Transact Technologies, Inc.	27,805	114,001
		78,510,070

TOTAL INFORMATION TECHNOLOGY		4,729,269,009

MATERIALS - 3.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (b)	96,954	488,648
AdvanSix, Inc. (a)	142,067	1,682,073
AgroFresh Solutions, Inc. (a)	114,965	305,807
American Vanguard Corp.	133,922	1,781,163
Amyris, Inc. (a)(b)	344,651	1,285,548
Ashland Global Holdings, Inc.	296,138	19,888,628
Axalta Coating Systems Ltd. (a)	1,025,257	23,693,689
Balchem Corp.	158,356	15,938,531
Cabot Corp.	281,761	10,064,503
Chase Corp.	36,677	3,654,863
Core Molding Technologies, Inc. (a)	29,730	141,218
Element Solutions, Inc. (a)	1,087,645	11,844,454
Ferro Corp. (a)	404,171	4,858,135
Flotek Industries, Inc. (a)(b)	264,681	259,387
FutureFuel Corp.	128,970	1,686,928
GCP Applied Technologies, Inc. (a)	264,043	5,317,826
H.B. Fuller Co.	250,907	9,439,121
Hawkins, Inc.	48,221	2,068,681
Huntsman Corp.	986,327	17,901,835
Ingevity Corp. (a)	205,759	10,837,327
Innospec, Inc.	121,517	9,367,746
Intrepid Potash, Inc. (a)	489,269	601,801
Koppers Holdings, Inc. (a)	102,701	1,701,756
Kraton Performance Polymers, Inc. (a)	158,125	2,411,406
Kronos Worldwide, Inc.	117,333	1,145,170
Livent Corp. (a)(b)	719,889	4,852,052
Loop Industries, Inc. (a)(b)	75,417	647,078
LSB Industries, Inc. (a)(b)	104,556	112,920
Marrone Bio Innovations, Inc. (a)(b)	160,000	171,200
Minerals Technologies, Inc.	171,497	8,456,517
NewMarket Corp.	36,204	15,789,651
Northern Technologies International Corp. (b)	14,032	103,696
Olin Corp.	783,455	9,424,964
PolyOne Corp.	443,306	10,985,123
PQ Group Holdings, Inc. (a)	196,982	2,472,124
Quaker Chemical Corp. (b)	63,885	10,914,752
Rayonier Advanced Materials, Inc.	246,939	535,858
RPM International, Inc.	637,434	47,667,315
Sensient Technologies Corp.	206,292	10,339,355
Stepan Co.	99,006	9,619,423
The Chemours Co. LLC	803,859	10,538,591
The Scotts Miracle-Gro Co. Class A	194,731	27,762,799
Trecora Resources (a)	90,844	580,493
Tredegar Corp.	122,777	1,879,716
Trinseo SA (b)	192,661	3,964,963
Tronox Holdings PLC	467,356	3,103,244
Valhi, Inc.	140,481	110,123
Valvoline, Inc.	925,784	16,988,136
Venator Materials PLC (a)	253,191	331,680
W.R. Grace & Co.	275,792	14,396,342
Westlake Chemical Corp.	170,936	8,153,647
		378,268,006
Construction Materials - 0.1%
Eagle Materials, Inc.	204,503	13,652,620
Forterra, Inc. (a)	96,111	847,699
Summit Materials, Inc. (a)	552,460	8,391,867
Tecnoglass, Inc. (b)	87,666	430,440
U.S. Concrete, Inc. (a)	79,728	1,663,126
United States Lime & Minerals, Inc.	10,066	746,495
		25,732,247
Containers & Packaging - 0.8%
Aptargroup, Inc.	313,353	34,904,391
Berry Global Group, Inc. (a)	647,384	29,074,015
Crown Holdings, Inc. (a)	664,472	43,476,403
Graphic Packaging Holding Co.	1,417,519	20,511,500
Greif, Inc.:
Class A	107,219	3,643,302
Class B	47,597	1,824,869
Myers Industries, Inc.	180,866	2,461,586
O-I Glass, Inc.	759,513	5,817,870
Ranpak Holdings Corp. (A Shares) (a)	121,261	908,245
Silgan Holdings, Inc.	380,294	12,717,031
Sonoco Products Co.	490,256	25,400,163
UFP Technologies, Inc. (a)	36,463	1,648,492
		182,387,867
Metals & Mining - 0.9%
Alcoa Corp. (a)	914,927	8,426,478
Allegheny Technologies, Inc. (a)	621,194	5,391,964
Ampco-Pittsburgh Corp. (a)(b)	38,813	127,695
Arconic Rolled Products Corp. (a)	473,700	6,854,439
Carpenter Technology Corp.	237,034	5,539,485
Century Aluminum Co. (a)(b)	242,752	1,446,802
Cleveland-Cliffs, Inc. (b)	1,946,734	10,161,951
Coeur d'Alene Mines Corp. (a)	1,181,028	6,790,911
Commercial Metals Co.	578,989	9,935,451
Compass Minerals International, Inc.	166,399	8,017,104
Comstock Mining, Inc. (a)(b)	8,793	5,081
Contura Energy, Inc. (a)(b)	85,195	327,149
Friedman Industries (b)	25,968	115,817
General Moly, Inc. (a)	199,078	36,710
Gold Resource Corp.	343,295	1,338,851
Golden Minerals Co. (a)	162,066	55,232
Haynes International, Inc.	62,561	1,428,268
Hecla Mining Co.	2,578,200	8,559,624
Kaiser Aluminum Corp.	79,050	5,671,838
Materion Corp.	101,318	5,319,195
McEwen Mining, Inc. (a)(b)	1,662,182	1,502,280
Olympic Steel, Inc.	44,454	490,328
Paramount Gold Nevada Corp. (a)(b)	22,322	25,001
Ramaco Resources, Inc. (a)(b)	23,222	62,932
Reliance Steel & Aluminum Co.	326,913	31,710,561
Royal Gold, Inc.	322,839	43,002,155
Ryerson Holding Corp. (a)	81,593	407,149
Schnitzer Steel Industries, Inc. Class A	134,504	2,111,713
Solitario Exploration & Royalty Corp. (a)	56,754	17,736
Steel Dynamics, Inc.	1,057,555	28,088,661
SunCoke Energy, Inc.	446,932	1,524,038
Synalloy Corp. (a)(b)	36,188	337,996
TimkenSteel Corp. (a)(b)	200,180	700,630
U.S. Antimony Corp. (a)(b)	139,038	46,425
U.S. Gold Corp. (a)	678	5,960
United States Steel Corp. (b)	829,555	6,669,622
Universal Stainless & Alloy Products, Inc. (a)	43,484	340,915
Warrior Metropolitan Coal, Inc.	250,816	3,531,489
Worthington Industries, Inc.	181,931	5,443,376
		211,569,012
Paper & Forest Products - 0.2%
Boise Cascade Co.	193,003	6,567,892
Clearwater Paper Corp. (a)	81,763	2,368,674
Domtar Corp.	281,303	5,738,581
Louisiana-Pacific Corp.	579,057	13,671,536
Mercer International, Inc. (SBI)	200,693	1,619,593
Neenah, Inc.	83,987	4,246,383
P.H. Glatfelter Co.	218,953	3,374,066
Resolute Forest Products (a)	452,146	840,992
Schweitzer-Mauduit International, Inc.	154,596	4,698,172
Verso Corp.	175,688	2,526,393
		45,652,282

TOTAL MATERIALS		843,609,414

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	432,014	5,067,524
Agree Realty Corp.	237,020	14,877,745
Alexander & Baldwin, Inc.	343,749	3,922,176
Alexanders, Inc.	10,901	2,832,516
American Assets Trust, Inc.	242,953	6,358,080
American Campus Communities, Inc.	677,937	21,897,365
American Finance Trust, Inc.	528,595	3,869,315
American Homes 4 Rent Class A	1,256,080	31,703,459
Americold Realty Trust	943,379	33,688,064
Apple Hospitality (REIT), Inc.	1,040,117	10,619,595
Armada Hoffler Properties, Inc.	279,587	2,410,040
Ashford Hospitality Trust, Inc.	453,502	312,916
Bluerock Residential Growth (REIT), Inc.	113,385	729,066
Braemar Hotels & Resorts, Inc.	164,484	559,246
Brandywine Realty Trust (SBI)	879,199	8,484,270
Brixmor Property Group, Inc.	1,465,460	16,354,534
BRT Realty Trust	53,913	608,139
Camden Property Trust (SBI)	475,778	43,566,991
CareTrust (REIT), Inc.	474,565	8,841,146
CatchMark Timber Trust, Inc.	252,045	1,978,553
CBL & Associates Properties, Inc. (a)(b)	849,300	255,130
Cedar Realty Trust, Inc.	422,277	314,385
Chatham Lodging Trust	249,579	1,684,658
CIM Commercial Trust Corp.	11,746	116,285
City Office REIT, Inc.	280,393	2,602,047
Clipper Realty, Inc.	58,110	428,852
Colony Capital, Inc.	2,400,780	4,825,568
Columbia Property Trust, Inc.	579,601	7,378,321
Community Healthcare Trust, Inc.	102,454	3,731,375
Condor Hospitality Trust, Inc.	9,303	44,189
CoreCivic, Inc.	591,183	7,111,931
CorEnergy Infrastructure Trust, Inc.	66,154	661,540
CorePoint Lodging, Inc.	196,341	777,510
CoreSite Realty Corp.	197,828	24,692,891
Corporate Office Properties Trust (SBI)	554,657	13,849,785
Cousins Properties, Inc.	725,995	22,592,964
CubeSmart	952,698	27,113,785
CyrusOne, Inc.	556,481	41,368,798
DiamondRock Hospitality Co.	980,994	5,876,154
Douglas Emmett, Inc.	814,942	23,926,697
Easterly Government Properties, Inc.	366,482	9,187,704
EastGroup Properties, Inc.	189,839	22,068,784
Empire State Realty Trust, Inc.	734,654	4,870,756
EPR Properties	385,411	12,167,425
Equity Commonwealth	596,745	20,110,307
Equity Lifestyle Properties, Inc.	895,036	55,760,743
Essential Properties Realty Trust, Inc.	433,920	5,918,669
Farmland Partners, Inc.	153,535	1,059,392
First Industrial Realty Trust, Inc.	626,081	23,715,948
Four Corners Property Trust, Inc.	348,094	7,525,792
Franklin Street Properties Corp.	548,793	2,930,555
Front Yard Residential Corp. Class B	247,261	1,854,458
Gaming & Leisure Properties	1,003,909	34,675,017
Getty Realty Corp.	176,960	4,710,675
Gladstone Commercial Corp.	181,585	3,254,003
Gladstone Land Corp.	90,496	1,312,192
Global Medical REIT, Inc.	198,772	2,130,836
Global Net Lease, Inc.	440,554	6,180,973
Global Self Storage, Inc.	94,056	391,273
Government Properties Income Trust	241,830	6,115,881
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	327,214	9,492,478
Healthcare Realty Trust, Inc.	658,487	20,215,551
Healthcare Trust of America, Inc.	1,021,018	27,026,346
Hersha Hospitality Trust	176,585	889,988
Highwoods Properties, Inc. (SBI)	513,517	19,652,296
Hospitality Properties Trust (SBI)	813,076	5,488,263
Hudson Pacific Properties, Inc.	765,228	18,495,561
Independence Realty Trust, Inc.	463,032	4,579,386
Industrial Logistics Properties Trust	326,250	6,117,188
Investors Real Estate Trust	58,822	4,170,480
Invitation Homes, Inc.	2,648,348	69,651,552
iStar Financial, Inc.	367,310	4,014,698
JBG SMITH Properties	585,984	17,421,304
Jernigan Capital, Inc.	118,798	1,433,892
Kilroy Realty Corp.	479,449	27,386,127
Kite Realty Group Trust	409,334	3,970,540
Lamar Advertising Co. Class A	423,338	28,067,309
Lexington Corporate Properties Trust	1,223,608	11,893,470
Life Storage, Inc.	230,032	22,423,519
LTC Properties, Inc.	195,593	7,199,778
Mack-Cali Realty Corp.	444,236	6,756,830
Medical Properties Trust, Inc.	2,547,435	46,057,625
Monmouth Real Estate Investment Corp. Class A	484,306	6,286,292
National Health Investors, Inc.	218,546	12,127,118
National Retail Properties, Inc.	844,922	26,522,102
National Storage Affiliates Trust	293,369	8,804,004
New Senior Investment Group, Inc.	420,401	1,219,163
NexPoint Residential Trust, Inc.	112,310	3,591,674
Omega Healthcare Investors, Inc.	1,074,352	33,455,321
One Liberty Properties, Inc.	80,267	1,272,232
Outfront Media, Inc.	707,712	9,936,276
Paramount Group, Inc.	987,256	7,611,744
Park Hotels & Resorts, Inc.	1,174,592	11,546,239
Pebblebrook Hotel Trust	636,608	8,696,065
Pennsylvania Real Estate Investment Trust (SBI) (b)	307,135	347,063
Physicians Realty Trust	974,356	16,827,128
Piedmont Office Realty Trust, Inc. Class A	617,348	10,297,365
Plymouth Industrial REIT, Inc.	80,966	1,198,297
Postal Realty Trust, Inc.	26,432	447,494
Potlatch Corp.	331,233	11,258,610
Power (REIT) (a)	1,204	28,137
Preferred Apartment Communities, Inc. Class A	234,413	1,638,547
PS Business Parks, Inc.	99,279	13,267,646
QTS Realty Trust, Inc. Class A	285,964	19,617,130
Ramco-Gershenson Properties Trust (SBI)	392,047	2,262,111
Rayonier, Inc.	682,871	16,218,186
Retail Opportunity Investments Corp.	576,137	5,409,926
Retail Properties America, Inc.	1,061,247	5,751,959
Retail Value, Inc.	77,763	901,273
Rexford Industrial Realty, Inc.	576,407	22,940,999
RLJ Lodging Trust	846,231	8,724,642
Ryman Hospitality Properties, Inc.	268,092	9,163,385
Sabra Health Care REIT, Inc.	1,012,804	13,632,342
Safety Income and Growth, Inc.	67,485	3,697,503
Saul Centers, Inc.	62,047	1,884,988
Senior Housing Properties Trust (SBI)	1,166,527	4,176,167
Seritage Growth Properties (a)(b)	165,535	1,302,760
SITE Centers Corp.	741,609	4,204,923
Sotherly Hotels, Inc.	41,362	121,604
Spirit Realty Capital, Inc.	491,080	13,961,404
Stag Industrial, Inc.	736,036	19,799,368
Store Capital Corp.	1,049,079	20,289,188
Summit Hotel Properties, Inc.	510,142	3,188,388
Sun Communities, Inc.	455,491	62,488,810
Sunstone Hotel Investors, Inc.	1,095,769	9,697,556
Tanger Factory Outlet Centers, Inc. (b)	458,318	2,818,656
Taubman Centers, Inc.	299,620	12,386,291
Terreno Realty Corp.	331,498	16,969,383
The GEO Group, Inc.	600,403	7,192,828
The Macerich Co. (b)	543,290	3,699,805
UMH Properties, Inc.	179,957	2,245,863
Uniti Group, Inc.	950,675	7,843,069
Universal Health Realty Income Trust (SBI)	64,594	6,032,434
Urban Edge Properties	569,161	5,549,320
Urstadt Biddle Properties, Inc. Class A	163,270	2,083,325
VEREIT, Inc.	5,249,324	28,766,296
VICI Properties, Inc.	2,265,204	44,443,302
Washington Prime Group, Inc. (b)	898,894	575,832
Washington REIT (SBI)	393,335	8,625,837
Weingarten Realty Investors (SBI)	594,727	10,633,719
Wheeler REIT, Inc. (a)(b)	33,737	48,244
Whitestone REIT Class B	224,872	1,382,963
WP Carey, Inc.	848,936	50,859,756
Xenia Hotels & Resorts, Inc.	552,225	4,970,025
		1,649,319,246
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)(b)	2,426	42,504
Altisource Portfolio Solutions SA (a)(b)	52,112	741,554
American Realty Investments, Inc. (a)	2,084	15,651
Cto Realty Growth, Inc.	26,484	1,106,502
eXp World Holdings, Inc. (a)(b)	120,199	1,284,927
Forestar Group, Inc. (a)	80,745	1,224,902
FRP Holdings, Inc. (a)	35,320	1,396,906
Griffin Industrial Realty, Inc.	8,215	331,804
Howard Hughes Corp. (a)	213,092	10,793,110
InterGroup Corp. (a)(b)	1,129	30,483
J.W. Mays, Inc. (a)	15	351
Jones Lang LaSalle, Inc.	252,605	25,866,752
Kennedy-Wilson Holdings, Inc.	609,933	8,551,261
Marcus & Millichap, Inc. (a)	118,588	3,269,471
Maui Land & Pineapple, Inc. (a)(b)	29,867	313,902
Newmark Group, Inc.	791,273	3,362,910
RE/MAX Holdings, Inc.	89,260	2,498,387
Realogy Holdings Corp. (b)	566,277	3,431,639
Redfin Corp. (a)(b)	411,181	12,331,318
Stratus Properties, Inc. (a)	20,176	342,185
Tejon Ranch Co. (a)	98,443	1,411,673
The RMR Group, Inc.	80,355	2,166,371
The St. Joe Co. (a)(b)	163,955	3,156,134
Transcontinental Realty Investors, Inc. (a)	1,782	35,996
Trinity Place Holdings, Inc. (a)(b)	39,666	68,226
		83,774,919

TOTAL REAL ESTATE		1,733,094,165

UTILITIES - 2.6%
Electric Utilities - 0.8%
Allete, Inc.	254,656	14,955,947
Avangrid, Inc.	274,883	12,226,796
El Paso Electric Co.	198,094	13,464,449
Genie Energy Ltd. Class B	101,120	870,643
Hawaiian Electric Industries, Inc.	532,728	21,021,447
IDACORP, Inc.	249,141	23,227,415
MGE Energy, Inc.	170,399	11,568,388
OGE Energy Corp.	985,019	30,850,795
Otter Tail Corp.	197,484	8,474,038
PNM Resources, Inc.	394,295	16,095,122
Portland General Electric Co.	439,265	20,693,774
Spark Energy, Inc. Class A,	72,291	594,232
		174,043,046
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	81,583	7,370,208
National Fuel Gas Co.	425,017	17,837,963
New Jersey Resources Corp.	469,637	16,493,651
Northwest Natural Holding Co.	150,992	9,680,097
ONE Gas, Inc.	260,147	21,844,544
RGC Resources, Inc.	49,903	1,317,439
South Jersey Industries, Inc.	452,797	12,841,323
Southwest Gas Holdings, Inc.	269,126	20,440,120
Spire, Inc.	252,027	18,377,809
UGI Corp.	1,026,008	32,668,095
		158,871,249
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	157,222	3,190,034
Class C	383,561	8,403,822
Ormat Technologies, Inc.	251,363	18,301,740
Sunnova Energy International, Inc. (b)	68,719	1,030,785
Terraform Power, Inc.	395,003	7,260,155
Vistra Energy Corp.	2,203,513	45,039,806
		83,226,342
Multi-Utilities - 0.3%
Avista Corp.	328,674	12,874,161
Black Hills Corp.	303,953	18,756,940
MDU Resources Group, Inc.	986,396	21,463,977
NorthWestern Energy Corp.	248,027	14,911,383
Unitil Corp.	75,558	3,639,629
		71,646,090
Water Utilities - 0.4%
American States Water Co.	180,464	14,799,853
Artesian Resources Corp. Class A	38,728	1,359,740
Cadiz, Inc. (a)(b)	160,708	1,779,038
California Water Service Group	236,887	11,133,689
Essential Utilities, Inc.	1,061,388	46,446,339
Global Water Resources, Inc.	2,400	25,800
Middlesex Water Co.	87,434	5,933,271
Pure Cycle Corp. (a)	81,153	824,514
SJW Corp.	127,416	8,006,821
York Water Co.	65,987	2,929,823
		93,238,888

TOTAL UTILITIES		581,025,615

TOTAL COMMON STOCKS
(Cost $18,452,019,506)		22,489,701,091

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	86	1,694
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $799,531)	800,000	799,429
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 0.11% (f)	40,254,097	$40,262,147
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	1,875,831,885	1,876,019,468
TOTAL MONEY MARKET FUNDS
(Cost $1,916,281,615)		1,916,281,615
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $20,369,102,451)		24,406,783,829
NET OTHER ASSETS (LIABILITIES) - (8.1)%(h)		(1,836,039,580)
NET ASSETS - 100%		$22,570,744,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	722	June 2020	$50,280,080	$4,159,361	$4,159,361
CME E-mini S&P MidCap 400 Index Contracts (United States)	190	June 2020	33,483,700	3,150,044	3,150,044
TOTAL FUTURES CONTRACTS					$7,309,405

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $799,429.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $8,052,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,552
Fidelity Securities Lending Cash Central Fund	5,044,416
Total	$5,057,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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